Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Salem Street Trust
Entity Central Index Key	0000035315
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Fidelity SAI Low Duration Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Low Duration Bond Fund
Class Name	Fidelity® SAI Low Duration Bond Fund
Trading Symbol	FZOLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI Low Duration Bond Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Low Duration Bond Fund	$ 10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
Net Assets	$ 7,487,875,730
Holdings Count | shares	426
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$7,487,875,730
Number of Holdings	426
Portfolio Turnover	65%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 21.4 AAA 22.9 AA 3.6 A 24.3 BBB 17.1 BB 0.7 Not Rated 1.5 Short-Term Investments and Net Other Assets (Liabilities) 8.5 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 21.4 AAA - 22.9 AA - 3.6 A - 24.3 BBB - 17.1 BB - 0.7 Not Rated - 1.5 Short-Term Investments and Net Other Assets (Liabilities) - 8.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 45.8 Asset-Backed Securities 21.8 U.S. Treasury Obligations 21.4 CMOs and Other Mortgage Related Securities 2.2 Other Investments 0.3 Short-Term Investments and Net Other Assets (Liabilities) 8.5 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 45.8 Asset-Backed Securities - 21.8 U.S. Treasury Obligations - 21.4 CMOs and Other Mortgage Related Securities - 2.2 Other Investments - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 8.5 United States 79.2 Canada 3.8 United Kingdom 3.2 Grand Cayman (UK Overseas Ter) 3.1 Germany 2.6 Netherlands 1.7 Japan 1.3 Switzerland 1.2 Ireland 1.1 Others 2.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 79.2 Canada - 3.8 United Kingdom - 3.2 Grand Cayman (UK Overseas Ter) - 3.1 Germany - 2.6 Netherlands - 1.7 Japan - 1.3 Switzerland - 1.2 Ireland - 1.1 Others - 2.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 20.2 Barclays PLC 1.6 Wells Fargo & Co 1.3 US Treasury Bill 1.2 UBS Group AG 1.2 Athene Global Funding 1.2 Bank of Montreal 1.2 Royal Bank of Canada 1.1 JPMorgan Chase & Co 1.1 Toronto Dominion Bank 1.0 31.1
Fidelity SAI Investment Grade Securitized Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Investment Grade Securitized Fund
Class Name	Fidelity® SAI Investment Grade Securitized Fund
Trading Symbol	FSMOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI Investment Grade Securitized Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Investment Grade Securitized Fund	$ 15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 1,222,966,168
Holdings Count | shares	1,574
Investment Company Portfolio Turnover	817.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$1,222,966,168
Number of Holdings	1,574
Portfolio Turnover	817%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 92.2 AAA 12.5 AA 0.5 A 0.0 Not Rated 16.3 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 92.2 AAA - 12.5 AA - 0.5 A - 0.0 Not Rated - 16.3 Short-Term Investments and Net Other Assets (Liabilities) - (21.5)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Government Agency - Mortgage Securities 91.0 CMOs and Other Mortgage Related Securities 26.2 Asset-Backed Securities 2.9 U.S. Treasury Obligations 1.2 Options 0.2 ASSET ALLOCATION (% of Fund's net assets) U.S. Government Agency - Mortgage Securities - 91.0 CMOs and Other Mortgage Related Securities - 26.2 Asset-Backed Securities - 2.9 U.S. Treasury Obligations - 1.2 Options - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - (21.5)% United States 99.9 Canada 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.9 Canada - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fannie Mae Mortgage pass-thru certificates 37.3 Ginnie Mae II Pool 23.7 Freddie Mac Gold Pool 21.2 Freddie Mac Multifamily Structured pass-thru certificates 6.2 Fannie Mae Guaranteed REMICS 5.1 Uniform Mortgage Backed Securities 3.9 Ginnie Mae I Pool 3.6 Freddie Mac Non Gold Pool 1.8 Wells Fargo Commercial Mortgage Trust 1.2 US Treasury Notes 0.8 104.8
Fidelity SAI Sustainable Core Plus Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Sustainable Core Plus Bond Fund
Class Name	Fidelity® SAI Sustainable Core Plus Bond Fund
Trading Symbol	FIABX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI Sustainable Core Plus Bond Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Sustainable Core Plus Bond Fund	$ 18	0.36%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
Net Assets	$ 118,491,154
Holdings Count | shares	810
Investment Company Portfolio Turnover	215.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$118,491,154
Number of Holdings	810
Portfolio Turnover	215%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 63.5 AAA 6.5 AA 0.5 A 7.7 BBB 10.6 BB 3.4 B 2.8 CCC,CC,C 1.0 Not Rated 1.3 Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.7 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 63.5 AAA - 6.5 AA - 0.5 A - 7.7 BBB - 10.6 BB - 3.4 B - 2.8 CCC,CC,C - 1.0 Not Rated - 1.3 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.7 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 48.1 Corporate Bonds 25.8 U.S. Government Agency - Mortgage Securities 15.4 Asset-Backed Securities 6.2 Foreign Government and Government Agency Obligations 0.7 CMOs and Other Mortgage Related Securities 0.5 Bank Loan Obligations 0.4 Preferred Securities 0.2 Common Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.7 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 48.1 Corporate Bonds - 25.8 U.S. Government Agency - Mortgage Securities - 15.4 Asset-Backed Securities - 6.2 Foreign Government and Government Agency Obligations - 0.7 CMOs and Other Mortgage Related Securities - 0.5 Bank Loan Obligations - 0.4 Preferred Securities - 0.2 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.7 United States 85.7 Grand Cayman (UK Overseas Ter) 4.1 United Kingdom 2.2 Canada 0.9 Bailiwick Of Jersey 0.9 France 0.9 Germany 0.9 Netherlands 0.8 Multi-national 0.7 Others 2.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 85.7 Grand Cayman (UK Overseas Ter) - 4.1 United Kingdom - 2.2 Canada - 0.9 Bailiwick Of Jersey - 0.9 France - 0.9 Germany - 0.9 Netherlands - 0.8 Multi-national - 0.7 Others - 2.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 36.7 US Treasury Bonds 11.4 Ginnie Mae II Pool 4.6 Fannie Mae Mortgage pass-thru certificates 4.3 Uniform Mortgage Backed Securities 4.2 Freddie Mac Gold Pool 1.8 Morgan Stanley 1.0 JPMorgan Chase & Co 1.0 Bank of America Corp 0.7 AES Corp/The 0.5 66.2
Fidelity Series Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Bond Index Fund
Class Name	Fidelity® Series Bond Index Fund
Trading Symbol	FIFZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series Bond Index Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Bond Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 27,519,039,148
Holdings Count | shares	9,111
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$27,519,039,148
Number of Holdings	9,111
Portfolio Turnover	62%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 70.1 AAA 2.6 AA 3.0 A 12.8 BBB 11.2 BB 0.5 Not Rated 0.5 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 70.1 AAA - 2.6 AA - 3.0 A - 12.8 BBB - 11.2 BB - 0.5 Not Rated - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - (0.7)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 44.8 Corporate Bonds 27.1 U.S. Government Agency - Mortgage Securities 25.0 Foreign Government and Government Agency Obligations 1.5 CMOs and Other Mortgage Related Securities 1.2 Municipal Securities 0.4 Asset-Backed Securities 0.4 U.S. Government Agency Obligations 0.3 Other Investments 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 44.8 Corporate Bonds - 27.1 U.S. Government Agency - Mortgage Securities - 25.0 Foreign Government and Government Agency Obligations - 1.5 CMOs and Other Mortgage Related Securities - 1.2 Municipal Securities - 0.4 Asset-Backed Securities - 0.4 U.S. Government Agency Obligations - 0.3 Other Investments - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.7)% United States 93.7 Canada 1.3 United Kingdom 1.0 Multi-national 0.9 Japan 0.6 Mexico 0.3 Germany 0.2 Australia 0.2 Spain 0.2 Others 1.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.7 Canada - 1.3 United Kingdom - 1.0 Multi-national - 0.9 Japan - 0.6 Mexico - 0.3 Germany - 0.2 Australia - 0.2 Spain - 0.2 Others - 1.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 35.5 Fannie Mae Mortgage pass-thru certificates 9.7 US Treasury Bonds 9.3 Freddie Mac Gold Pool 8.2 Ginnie Mae II Pool 5.0 Uniform Mortgage Backed Securities 1.1 Ginnie Mae I Pool 0.9 JPMorgan Chase & Co 0.8 Bank of America Corp 0.8 Freddie Mac Multifamily Structured pass-thru certificates 0.7 72.0
Fidelity Advisor Short-Term Bond Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Short-Term Bond Fund
Class Name	Fidelity Advisor® Short-Term Bond Fund Class M
Trading Symbol	FBNTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Short-Term Bond Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 26	0.51%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
Net Assets	$ 2,382,814,908
Holdings Count | shares	466
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$2,382,814,908
Number of Holdings	466
Portfolio Turnover	55%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 37.5 AAA 20.4 AA 0.9 A 18.3 BBB 16.9 BB 1.4 B 0.3 Not Rated 3.6 Short-Term Investments and Net Other Assets (Liabilities) 0.7 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 37.5 AAA - 20.4 AA - 0.9 A - 18.3 BBB - 16.9 BB - 1.4 B - 0.3 Not Rated - 3.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 37.3 Corporate Bonds 36.9 Asset-Backed Securities 18.3 CMOs and Other Mortgage Related Securities 6.3 Other Investments 0.3 U.S. Government Agency - Mortgage Securities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 37.3 Corporate Bonds - 36.9 Asset-Backed Securities - 18.3 CMOs and Other Mortgage Related Securities - 6.3 Other Investments - 0.3 U.S. Government Agency - Mortgage Securities - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 82.5 United Kingdom 3.9 Grand Cayman (UK Overseas Ter) 3.1 Germany 2.9 Canada 2.9 France 1.0 Ireland 0.9 Bailiwick Of Jersey 0.6 Denmark 0.5 Others 1.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 82.5 United Kingdom - 3.9 Grand Cayman (UK Overseas Ter) - 3.1 Germany - 2.9 Canada - 2.9 France - 1.0 Ireland - 0.9 Bailiwick Of Jersey - 0.6 Denmark - 0.5 Others - 1.7
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 37.3 JPMorgan Chase & Co 1.6 Barclays PLC 1.3 Bank of America Corp 1.1 Citigroup Inc 1.1 General Motors Financial Co Inc 0.9 Athene Global Funding 0.8 Deutsche Bank AG/New York NY 0.8 Ford Motor Credit Co LLC 0.8 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 0.8 46.5
Fidelity Advisor Investment Grade Bond Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Investment Grade Bond Fund
Class Name	Fidelity Advisor® Investment Grade Bond Fund Class I
Trading Symbol	FGBPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Investment Grade Bond Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 10,614,160,097
Holdings Count | shares	4,134
Investment Company Portfolio Turnover	211.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$10,614,160,097
Number of Holdings	4,134
Portfolio Turnover	211%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 60.2 AAA 9.0 AA 0.6 A 6.4 BBB 17.4 BB 2.9 B 1.1 CCC,CC,C 0.0 Not Rated 4.9 Equities 0.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 60.2 AAA - 9.0 AA - 0.6 A - 6.4 BBB - 17.4 BB - 2.9 B - 1.1 CCC,CC,C - 0.0 Not Rated - 4.9 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (2.5)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 46.8 Corporate Bonds 25.0 U.S. Government Agency - Mortgage Securities 13.4 Asset-Backed Securities 8.9 CMOs and Other Mortgage Related Securities 8.0 Preferred Securities 0.2 Foreign Government and Government Agency Obligations 0.1 Other Investments 0.1 Municipal Securities 0.0 Options 0.0 Bank Loan Obligations 0.0 Common Stocks 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 46.8 Corporate Bonds - 25.0 U.S. Government Agency - Mortgage Securities - 13.4 Asset-Backed Securities - 8.9 CMOs and Other Mortgage Related Securities - 8.0 Preferred Securities - 0.2 Foreign Government and Government Agency Obligations - 0.1 Other Investments - 0.1 Municipal Securities - 0.0 Options - 0.0 Bank Loan Obligations - 0.0 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (2.5)% United States 89.9 Grand Cayman (UK Overseas Ter) 4.7 Germany 0.8 Mexico 0.8 United Kingdom 0.7 Ireland 0.5 France 0.5 Switzerland 0.4 Bailiwick Of Jersey 0.4 Others 1.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.9 Grand Cayman (UK Overseas Ter) - 4.7 Germany - 0.8 Mexico - 0.8 United Kingdom - 0.7 Ireland - 0.5 France - 0.5 Switzerland - 0.4 Bailiwick Of Jersey - 0.4 Others - 1.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 37.5 US Treasury Bonds 9.3 Fannie Mae Mortgage pass-thru certificates 4.3 Ginnie Mae II Pool 3.8 Freddie Mac Gold Pool 3.1 Uniform Mortgage Backed Securities 1.8 Citigroup Inc 1.5 Bank of America Corp 1.2 Charter Communications Operating LLC / Charter Communications Operating Capital 0.9 JPMorgan Chase & Co 0.8 64.2
Fidelity Tactical Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Tactical Bond Fund
Class Name	Fidelity® Tactical Bond Fund
Trading Symbol	FBAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Tactical Bond Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Tactical Bond Fund	$ 35	0.70%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
Net Assets	$ 51,288,699
Holdings Count | shares	95
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$51,288,699
Number of Holdings	95
Portfolio Turnover	33%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 51.5 AAA 1.0 AA 0.3 A 2.9 BBB 12.7 BB 11.2 B 9.5 CCC,CC,C 3.1 D 0.0 Not Rated 5.5 Equities 0.8 Short-Term Investments and Net Other Assets (Liabilities) 1.5 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 51.5 AAA - 1.0 AA - 0.3 A - 2.9 BBB - 12.7 BB - 11.2 B - 9.5 CCC,CC,C - 3.1 D - 0.0 Not Rated - 5.5 Equities - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 51.5 Corporate Bonds 20.2 Bank Loan Obligations 10.7 Asset-Backed Securities 4.8 Foreign Government and Government Agency Obligations 4.6 Preferred Securities 2.9 CMOs and Other Mortgage Related Securities 2.0 Municipal Securities 1.0 Common Stocks 0.4 Alternative Funds 0.4 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 51.5 Corporate Bonds - 20.2 Bank Loan Obligations - 10.7 Asset-Backed Securities - 4.8 Foreign Government and Government Agency Obligations - 4.6 Preferred Securities - 2.9 CMOs and Other Mortgage Related Securities - 2.0 Municipal Securities - 1.0 Common Stocks - 0.4 Alternative Funds - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 United States 82.7 Canada 2.8 United Kingdom 2.5 Germany 1.9 Japan 1.3 Mexico 1.1 Brazil 1.0 Dominican Republic 1.0 Grand Cayman (UK Overseas Ter) 0.9 Others 4.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 82.7 Canada - 2.8 United Kingdom - 2.5 Germany - 1.9 Japan - 1.3 Mexico - 1.1 Brazil - 1.0 Dominican Republic - 1.0 Grand Cayman (UK Overseas Ter) - 0.9 Others - 4.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 37.0 US Treasury Bonds 14.5 Domino's Pizza Master Issuer LLC 1.6 Bank of Nova Scotia/The 1.5 Japan Government 1.3 Petroleos Mexicanos 1.1 Chicago IL Brd Ed 1.0 Dominican Republic 1.0 Planet Fitness Master Issuer LLC 1.0 DPL Inc 0.9 60.9
Fidelity Advisor Short-Term Bond Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Short-Term Bond Fund
Class Name	Fidelity Advisor® Short-Term Bond Fund Class I
Trading Symbol	FBNIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Short-Term Bond Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 2,382,814,908
Holdings Count | shares	466
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$2,382,814,908
Number of Holdings	466
Portfolio Turnover	55%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 37.5 AAA 20.4 AA 0.9 A 18.3 BBB 16.9 BB 1.4 B 0.3 Not Rated 3.6 Short-Term Investments and Net Other Assets (Liabilities) 0.7 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 37.5 AAA - 20.4 AA - 0.9 A - 18.3 BBB - 16.9 BB - 1.4 B - 0.3 Not Rated - 3.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 37.3 Corporate Bonds 36.9 Asset-Backed Securities 18.3 CMOs and Other Mortgage Related Securities 6.3 Other Investments 0.3 U.S. Government Agency - Mortgage Securities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 37.3 Corporate Bonds - 36.9 Asset-Backed Securities - 18.3 CMOs and Other Mortgage Related Securities - 6.3 Other Investments - 0.3 U.S. Government Agency - Mortgage Securities - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 82.5 United Kingdom 3.9 Grand Cayman (UK Overseas Ter) 3.1 Germany 2.9 Canada 2.9 France 1.0 Ireland 0.9 Bailiwick Of Jersey 0.6 Denmark 0.5 Others 1.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 82.5 United Kingdom - 3.9 Grand Cayman (UK Overseas Ter) - 3.1 Germany - 2.9 Canada - 2.9 France - 1.0 Ireland - 0.9 Bailiwick Of Jersey - 0.6 Denmark - 0.5 Others - 1.7
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 37.3 JPMorgan Chase & Co 1.6 Barclays PLC 1.3 Bank of America Corp 1.1 Citigroup Inc 1.1 General Motors Financial Co Inc 0.9 Athene Global Funding 0.8 Deutsche Bank AG/New York NY 0.8 Ford Motor Credit Co LLC 0.8 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 0.8 46.5
Fidelity Advisor Tactical Bond Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Tactical Bond Fund
Class Name	Fidelity Advisor® Tactical Bond Fund Class I
Trading Symbol	FBAHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Tactical Bond Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 35	0.70%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
Net Assets	$ 51,288,699
Holdings Count | shares	95
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$51,288,699
Number of Holdings	95
Portfolio Turnover	33%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 51.5 AAA 1.0 AA 0.3 A 2.9 BBB 12.7 BB 11.2 B 9.5 CCC,CC,C 3.1 D 0.0 Not Rated 5.5 Equities 0.8 Short-Term Investments and Net Other Assets (Liabilities) 1.5 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 51.5 AAA - 1.0 AA - 0.3 A - 2.9 BBB - 12.7 BB - 11.2 B - 9.5 CCC,CC,C - 3.1 D - 0.0 Not Rated - 5.5 Equities - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 51.5 Corporate Bonds 20.2 Bank Loan Obligations 10.7 Asset-Backed Securities 4.8 Foreign Government and Government Agency Obligations 4.6 Preferred Securities 2.9 CMOs and Other Mortgage Related Securities 2.0 Municipal Securities 1.0 Common Stocks 0.4 Alternative Funds 0.4 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 51.5 Corporate Bonds - 20.2 Bank Loan Obligations - 10.7 Asset-Backed Securities - 4.8 Foreign Government and Government Agency Obligations - 4.6 Preferred Securities - 2.9 CMOs and Other Mortgage Related Securities - 2.0 Municipal Securities - 1.0 Common Stocks - 0.4 Alternative Funds - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 United States 82.7 Canada 2.8 United Kingdom 2.5 Germany 1.9 Japan 1.3 Mexico 1.1 Brazil 1.0 Dominican Republic 1.0 Grand Cayman (UK Overseas Ter) 0.9 Others 4.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 82.7 Canada - 2.8 United Kingdom - 2.5 Germany - 1.9 Japan - 1.3 Mexico - 1.1 Brazil - 1.0 Dominican Republic - 1.0 Grand Cayman (UK Overseas Ter) - 0.9 Others - 4.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 37.0 US Treasury Bonds 14.5 Domino's Pizza Master Issuer LLC 1.6 Bank of Nova Scotia/The 1.5 Japan Government 1.3 Petroleos Mexicanos 1.1 Chicago IL Brd Ed 1.0 Dominican Republic 1.0 Planet Fitness Master Issuer LLC 1.0 DPL Inc 0.9 60.9
Fidelity Advisor Conservative Income Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Conservative Income Bond Fund
Class Name	Fidelity Advisor® Conservative Income Bond Fund Class A
Trading Symbol	FCNQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Conservative Income Bond Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 6,831,394,231
Holdings Count | shares	303
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$6,831,394,231
Number of Holdings	303
Portfolio Turnover	81%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 18.3 AAA 13.5 AA 3.8 A 24.7 BBB 11.2 BB 0.3 Not Rated 0.2 Short-Term Investments and Net Other Assets (Liabilities) 28.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 18.3 AAA - 13.5 AA - 3.8 A - 24.7 BBB - 11.2 BB - 0.3 Not Rated - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 28.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 40.2 U.S. Treasury Obligations 18.3 Asset-Backed Securities 13.5 Short-Term Investments and Net Other Assets (Liabilities) 28.0 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 40.2 U.S. Treasury Obligations - 18.3 Asset-Backed Securities - 13.5 Short-Term Investments and Net Other Assets (Liabilities) - 28.0 United States 85.5 Canada 4.2 Germany 3.0 United Kingdom 2.7 Netherlands 1.4 Switzerland 1.1 Japan 0.6 Australia 0.4 Ireland 0.3 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 85.5 Canada - 4.2 Germany - 3.0 United Kingdom - 2.7 Netherlands - 1.4 Switzerland - 1.1 Japan - 0.6 Australia - 0.4 Ireland - 0.3 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Bill 14.4 US Treasury Notes 3.9 Sumitomo Mitsui Trust Bank Ltd/ New York 1.5 Bank of Montreal 1.4 JPMorgan Chase & Co 1.3 Barclays PLC 1.3 Mitsubishi UFJ Trust & Banking Corp/NY 1.3 Royal Bank of Canada 1.2 ING US Funding LLC 1.2 Mizuho Bank Ltd/New York NY 1.2 28.7
Fidelity Series Sustainable Investment Grade Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Sustainable Investment Grade Bond Fund
Class Name	Fidelity® Series Sustainable Investment Grade Bond Fund
Trading Symbol	FIGDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series Sustainable Investment Grade Bond Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Sustainable Investment Grade Bond Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 9,257,024
Holdings Count | shares	141
Investment Company Portfolio Turnover	255.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$9,257,024
Number of Holdings	141
Portfolio Turnover	255%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 68.0 AAA 2.8 AA 0.8 A 8.5 BBB 11.5 BB 0.2 Not Rated 2.7 Short-Term Investments and Net Other Assets (Liabilities) 5.5 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 68.0 AAA - 2.8 AA - 0.8 A - 8.5 BBB - 11.5 BB - 0.2 Not Rated - 2.7 Short-Term Investments and Net Other Assets (Liabilities) - 5.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 51.8 Corporate Bonds 21.0 U.S. Government Agency - Mortgage Securities 16.2 Asset-Backed Securities 5.4 CMOs and Other Mortgage Related Securities 0.1 Short-Term Investments and Net Other Assets (Liabilities) 5.5 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 51.8 Corporate Bonds - 21.0 U.S. Government Agency - Mortgage Securities - 16.2 Asset-Backed Securities - 5.4 CMOs and Other Mortgage Related Securities - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 5.5 United States 93.3 Grand Cayman (UK Overseas Ter) 5.4 Canada 0.7 China 0.3 United Kingdom 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.3 Grand Cayman (UK Overseas Ter) - 5.4 Canada - 0.7 China - 0.3 United Kingdom - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 39.5 US Treasury Bonds 12.3 Uniform Mortgage Backed Securities 6.6 Ginnie Mae II Pool 3.6 RR 28 LTD / RR 28 LLC 2.7 Allegro Clo Xii Ltd 2.7 Fannie Mae Mortgage pass-thru certificates 2.6 Freddie Mac Gold Pool 1.5 Ginnie Mae I Pool 1.2 AES Corp/The 1.0 73.7
Fidelity Advisor Corporate Bond Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Corporate Bond Fund
Class Name	Fidelity Advisor® Corporate Bond Fund Class C
Trading Symbol	FCCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Corporate Bond Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 76	1.54%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.54%
Net Assets	$ 2,024,708,254
Holdings Count | shares	629
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$2,024,708,254
Number of Holdings	629
Portfolio Turnover	37%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 6.6 AAA 0.1 AA 0.0 A 23.4 BBB 60.6 BB 5.5 B 1.3 Not Rated 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.5 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 6.6 AAA - 0.1 AA - 0.0 A - 23.4 BBB - 60.6 BB - 5.5 B - 1.3 Not Rated - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 89.8 U.S. Treasury Obligations 6.6 Asset-Backed Securities 0.6 Preferred Securities 0.3 Foreign Government and Government Agency Obligations 0.1 Other Investments 0.1 Municipal Securities 0.0 CMOs and Other Mortgage Related Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.5 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 89.8 U.S. Treasury Obligations - 6.6 Asset-Backed Securities - 0.6 Preferred Securities - 0.3 Foreign Government and Government Agency Obligations - 0.1 Other Investments - 0.1 Municipal Securities - 0.0 CMOs and Other Mortgage Related Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.5 United States 79.9 United Kingdom 3.6 Canada 3.3 Ireland 3.2 Germany 2.0 France 1.3 Netherlands 1.1 Switzerland 1.1 Spain 0.9 Others 3.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 79.9 United Kingdom - 3.6 Canada - 3.3 Ireland - 3.2 Germany - 2.0 France - 1.3 Netherlands - 1.1 Switzerland - 1.1 Spain - 0.9 Others - 3.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Bonds 6.6 JPMorgan Chase & Co 2.6 Bank of America Corp 2.4 Morgan Stanley 2.2 Wells Fargo & Co 1.7 Boeing Co 1.7 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.3 Duke Energy Corp 1.2 PNC Financial Services Group Inc/The 1.1 UBS Group AG 1.1 21.9
Fidelity Advisor Corporate Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Corporate Bond Fund
Class Name	Fidelity Advisor® Corporate Bond Fund Class A
Trading Symbol	FCBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Corporate Bond Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 39	0.78%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%
Net Assets	$ 2,024,708,254
Holdings Count | shares	629
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$2,024,708,254
Number of Holdings	629
Portfolio Turnover	37%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 6.6 AAA 0.1 AA 0.0 A 23.4 BBB 60.6 BB 5.5 B 1.3 Not Rated 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.5 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 6.6 AAA - 0.1 AA - 0.0 A - 23.4 BBB - 60.6 BB - 5.5 B - 1.3 Not Rated - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 89.8 U.S. Treasury Obligations 6.6 Asset-Backed Securities 0.6 Preferred Securities 0.3 Foreign Government and Government Agency Obligations 0.1 Other Investments 0.1 Municipal Securities 0.0 CMOs and Other Mortgage Related Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.5 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 89.8 U.S. Treasury Obligations - 6.6 Asset-Backed Securities - 0.6 Preferred Securities - 0.3 Foreign Government and Government Agency Obligations - 0.1 Other Investments - 0.1 Municipal Securities - 0.0 CMOs and Other Mortgage Related Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.5 United States 79.9 United Kingdom 3.6 Canada 3.3 Ireland 3.2 Germany 2.0 France 1.3 Netherlands 1.1 Switzerland 1.1 Spain 0.9 Others 3.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 79.9 United Kingdom - 3.6 Canada - 3.3 Ireland - 3.2 Germany - 2.0 France - 1.3 Netherlands - 1.1 Switzerland - 1.1 Spain - 0.9 Others - 3.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Bonds 6.6 JPMorgan Chase & Co 2.6 Bank of America Corp 2.4 Morgan Stanley 2.2 Wells Fargo & Co 1.7 Boeing Co 1.7 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.3 Duke Energy Corp 1.2 PNC Financial Services Group Inc/The 1.1 UBS Group AG 1.1 21.9
Fidelity Advisor Investment Grade Bond Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Investment Grade Bond Fund
Class Name	Fidelity Advisor® Investment Grade Bond Fund Class C
Trading Symbol	FGBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Investment Grade Bond Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 76	1.53%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.53%
Net Assets	$ 10,614,160,097
Holdings Count | shares	4,134
Investment Company Portfolio Turnover	211.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$10,614,160,097
Number of Holdings	4,134
Portfolio Turnover	211%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 60.2 AAA 9.0 AA 0.6 A 6.4 BBB 17.4 BB 2.9 B 1.1 CCC,CC,C 0.0 Not Rated 4.9 Equities 0.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 60.2 AAA - 9.0 AA - 0.6 A - 6.4 BBB - 17.4 BB - 2.9 B - 1.1 CCC,CC,C - 0.0 Not Rated - 4.9 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (2.5)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 46.8 Corporate Bonds 25.0 U.S. Government Agency - Mortgage Securities 13.4 Asset-Backed Securities 8.9 CMOs and Other Mortgage Related Securities 8.0 Preferred Securities 0.2 Foreign Government and Government Agency Obligations 0.1 Other Investments 0.1 Municipal Securities 0.0 Options 0.0 Bank Loan Obligations 0.0 Common Stocks 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 46.8 Corporate Bonds - 25.0 U.S. Government Agency - Mortgage Securities - 13.4 Asset-Backed Securities - 8.9 CMOs and Other Mortgage Related Securities - 8.0 Preferred Securities - 0.2 Foreign Government and Government Agency Obligations - 0.1 Other Investments - 0.1 Municipal Securities - 0.0 Options - 0.0 Bank Loan Obligations - 0.0 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (2.5)% United States 89.9 Grand Cayman (UK Overseas Ter) 4.7 Germany 0.8 Mexico 0.8 United Kingdom 0.7 Ireland 0.5 France 0.5 Switzerland 0.4 Bailiwick Of Jersey 0.4 Others 1.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.9 Grand Cayman (UK Overseas Ter) - 4.7 Germany - 0.8 Mexico - 0.8 United Kingdom - 0.7 Ireland - 0.5 France - 0.5 Switzerland - 0.4 Bailiwick Of Jersey - 0.4 Others - 1.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 37.5 US Treasury Bonds 9.3 Fannie Mae Mortgage pass-thru certificates 4.3 Ginnie Mae II Pool 3.8 Freddie Mac Gold Pool 3.1 Uniform Mortgage Backed Securities 1.8 Citigroup Inc 1.5 Bank of America Corp 1.2 Charter Communications Operating LLC / Charter Communications Operating Capital 0.9 JPMorgan Chase & Co 0.8 64.2
Fidelity Advisor Investment Grade Bond Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Investment Grade Bond Fund
Class Name	Fidelity Advisor® Investment Grade Bond Fund Class M
Trading Symbol	FGBTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Investment Grade Bond Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Net Assets	$ 10,614,160,097
Holdings Count | shares	4,134
Investment Company Portfolio Turnover	211.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$10,614,160,097
Number of Holdings	4,134
Portfolio Turnover	211%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 60.2 AAA 9.0 AA 0.6 A 6.4 BBB 17.4 BB 2.9 B 1.1 CCC,CC,C 0.0 Not Rated 4.9 Equities 0.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 60.2 AAA - 9.0 AA - 0.6 A - 6.4 BBB - 17.4 BB - 2.9 B - 1.1 CCC,CC,C - 0.0 Not Rated - 4.9 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (2.5)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 46.8 Corporate Bonds 25.0 U.S. Government Agency - Mortgage Securities 13.4 Asset-Backed Securities 8.9 CMOs and Other Mortgage Related Securities 8.0 Preferred Securities 0.2 Foreign Government and Government Agency Obligations 0.1 Other Investments 0.1 Municipal Securities 0.0 Options 0.0 Bank Loan Obligations 0.0 Common Stocks 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 46.8 Corporate Bonds - 25.0 U.S. Government Agency - Mortgage Securities - 13.4 Asset-Backed Securities - 8.9 CMOs and Other Mortgage Related Securities - 8.0 Preferred Securities - 0.2 Foreign Government and Government Agency Obligations - 0.1 Other Investments - 0.1 Municipal Securities - 0.0 Options - 0.0 Bank Loan Obligations - 0.0 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (2.5)% United States 89.9 Grand Cayman (UK Overseas Ter) 4.7 Germany 0.8 Mexico 0.8 United Kingdom 0.7 Ireland 0.5 France 0.5 Switzerland 0.4 Bailiwick Of Jersey 0.4 Others 1.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.9 Grand Cayman (UK Overseas Ter) - 4.7 Germany - 0.8 Mexico - 0.8 United Kingdom - 0.7 Ireland - 0.5 France - 0.5 Switzerland - 0.4 Bailiwick Of Jersey - 0.4 Others - 1.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 37.5 US Treasury Bonds 9.3 Fannie Mae Mortgage pass-thru certificates 4.3 Ginnie Mae II Pool 3.8 Freddie Mac Gold Pool 3.1 Uniform Mortgage Backed Securities 1.8 Citigroup Inc 1.5 Bank of America Corp 1.2 Charter Communications Operating LLC / Charter Communications Operating Capital 0.9 JPMorgan Chase & Co 0.8 64.2
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Core Plus Bond Fund
Class Name	Fidelity Advisor® Sustainable Core Plus Bond Fund Class Z
Trading Symbol	FIAMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Core Plus Bond Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 18	0.36%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
Net Assets	$ 40,617,105
Holdings Count | shares	657
Investment Company Portfolio Turnover	238.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$40,617,105
Number of Holdings	657
Portfolio Turnover	238%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 53.5 AAA 7.6 AA 1.1 A 10.8 BBB 16.5 BB 3.4 B 2.6 CCC,CC,C 1.3 Not Rated 1.9 Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.3 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 53.5 AAA - 7.6 AA - 1.1 A - 10.8 BBB - 16.5 BB - 3.4 B - 2.6 CCC,CC,C - 1.3 Not Rated - 1.9 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 36.3 Corporate Bonds 35.3 U.S. Government Agency - Mortgage Securities 17.2 Asset-Backed Securities 7.8 CMOs and Other Mortgage Related Securities 1.0 Bank Loan Obligations 0.5 Preferred Securities 0.4 Foreign Government and Government Agency Obligations 0.2 Common Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 36.3 Corporate Bonds - 35.3 U.S. Government Agency - Mortgage Securities - 17.2 Asset-Backed Securities - 7.8 CMOs and Other Mortgage Related Securities - 1.0 Bank Loan Obligations - 0.5 Preferred Securities - 0.4 Foreign Government and Government Agency Obligations - 0.2 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 United States 82.5 Grand Cayman (UK Overseas Ter) 4.8 United Kingdom 2.3 Multi-national 1.3 Bailiwick Of Jersey 1.2 Netherlands 1.0 Canada 1.0 France 1.0 Italy 0.8 Others 4.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 82.5 Grand Cayman (UK Overseas Ter) - 4.8 United Kingdom - 2.3 Multi-national - 1.3 Bailiwick Of Jersey - 1.2 Netherlands - 1.0 Canada - 1.0 France - 1.0 Italy - 0.8 Others - 4.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 24.6 US Treasury Bonds 11.7 Fannie Mae Mortgage pass-thru certificates 5.1 Ginnie Mae II Pool 4.4 Uniform Mortgage Backed Securities 4.0 Freddie Mac Gold Pool 2.6 Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC 1.3 Allegro Clo Xv Ltd / Allegro Clo Vx LLC 1.0 AES Corp/The 0.9 Ginnie Mae I Pool 0.8 56.4
Fidelity Series Corporate Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Corporate Bond Fund
Class Name	Fidelity® Series Corporate Bond Fund
Trading Symbol	FHMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series Corporate Bond Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Corporate Bond Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 773,734,022
Holdings Count | shares	611
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$773,734,022
Number of Holdings	611
Portfolio Turnover	32%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 7.7 AAA 0.1 AA 0.2 A 24.2 BBB 57.5 BB 5.7 B 0.9 Not Rated 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.7 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 7.7 AAA - 0.1 AA - 0.2 A - 24.2 BBB - 57.5 BB - 5.7 B - 0.9 Not Rated - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.7 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 87.8 U.S. Treasury Obligations 7.7 Asset-Backed Securities 0.5 Preferred Securities 0.2 Foreign Government and Government Agency Obligations 0.1 CMOs and Other Mortgage Related Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.7 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 87.8 U.S. Treasury Obligations - 7.7 Asset-Backed Securities - 0.5 Preferred Securities - 0.2 Foreign Government and Government Agency Obligations - 0.1 CMOs and Other Mortgage Related Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.7 United States 82.1 United Kingdom 3.5 Ireland 2.9 Canada 2.7 Germany 1.6 France 1.5 Belgium 1.2 Netherlands 1.0 Switzerland 0.8 Others 2.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 82.1 United Kingdom - 3.5 Ireland - 2.9 Canada - 2.7 Germany - 1.6 France - 1.5 Belgium - 1.2 Netherlands - 1.0 Switzerland - 0.8 Others - 2.7
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Bonds 7.5 Bank of America Corp 2.5 Morgan Stanley 2.5 JPMorgan Chase & Co 2.4 Wells Fargo & Co 1.9 Boeing Co 1.7 CVS Health Corp 1.3 JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 1.2 Charter Communications Operating LLC / Charter Communications Operating Capital 1.2 Barclays PLC 1.2 23.4
Fidelity Short-Term Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Short-Term Bond Fund
Class Name	Fidelity® Short-Term Bond Fund
Trading Symbol	FSHBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Short-Term Bond Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Short-Term Bond Fund	$ 15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 2,382,814,908
Holdings Count | shares	466
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$2,382,814,908
Number of Holdings	466
Portfolio Turnover	55%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 37.5 AAA 20.4 AA 0.9 A 18.3 BBB 16.9 BB 1.4 B 0.3 Not Rated 3.6 Short-Term Investments and Net Other Assets (Liabilities) 0.7 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 37.5 AAA - 20.4 AA - 0.9 A - 18.3 BBB - 16.9 BB - 1.4 B - 0.3 Not Rated - 3.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 37.3 Corporate Bonds 36.9 Asset-Backed Securities 18.3 CMOs and Other Mortgage Related Securities 6.3 Other Investments 0.3 U.S. Government Agency - Mortgage Securities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 37.3 Corporate Bonds - 36.9 Asset-Backed Securities - 18.3 CMOs and Other Mortgage Related Securities - 6.3 Other Investments - 0.3 U.S. Government Agency - Mortgage Securities - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 82.5 United Kingdom 3.9 Grand Cayman (UK Overseas Ter) 3.1 Germany 2.9 Canada 2.9 France 1.0 Ireland 0.9 Bailiwick Of Jersey 0.6 Denmark 0.5 Others 1.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 82.5 United Kingdom - 3.9 Grand Cayman (UK Overseas Ter) - 3.1 Germany - 2.9 Canada - 2.9 France - 1.0 Ireland - 0.9 Bailiwick Of Jersey - 0.6 Denmark - 0.5 Others - 1.7
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 37.3 JPMorgan Chase & Co 1.6 Barclays PLC 1.3 Bank of America Corp 1.1 Citigroup Inc 1.1 General Motors Financial Co Inc 0.9 Athene Global Funding 0.8 Deutsche Bank AG/New York NY 0.8 Ford Motor Credit Co LLC 0.8 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 0.8 46.5
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Core Plus Bond Fund
Class Name	Fidelity Advisor® Sustainable Core Plus Bond Fund Class M
Trading Symbol	FIAKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Core Plus Bond Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 37	0.75%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
Net Assets	$ 40,617,105
Holdings Count | shares	657
Investment Company Portfolio Turnover	238.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$40,617,105
Number of Holdings	657
Portfolio Turnover	238%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 53.5 AAA 7.6 AA 1.1 A 10.8 BBB 16.5 BB 3.4 B 2.6 CCC,CC,C 1.3 Not Rated 1.9 Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.3 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 53.5 AAA - 7.6 AA - 1.1 A - 10.8 BBB - 16.5 BB - 3.4 B - 2.6 CCC,CC,C - 1.3 Not Rated - 1.9 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 36.3 Corporate Bonds 35.3 U.S. Government Agency - Mortgage Securities 17.2 Asset-Backed Securities 7.8 CMOs and Other Mortgage Related Securities 1.0 Bank Loan Obligations 0.5 Preferred Securities 0.4 Foreign Government and Government Agency Obligations 0.2 Common Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 36.3 Corporate Bonds - 35.3 U.S. Government Agency - Mortgage Securities - 17.2 Asset-Backed Securities - 7.8 CMOs and Other Mortgage Related Securities - 1.0 Bank Loan Obligations - 0.5 Preferred Securities - 0.4 Foreign Government and Government Agency Obligations - 0.2 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 United States 82.5 Grand Cayman (UK Overseas Ter) 4.8 United Kingdom 2.3 Multi-national 1.3 Bailiwick Of Jersey 1.2 Netherlands 1.0 Canada 1.0 France 1.0 Italy 0.8 Others 4.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 82.5 Grand Cayman (UK Overseas Ter) - 4.8 United Kingdom - 2.3 Multi-national - 1.3 Bailiwick Of Jersey - 1.2 Netherlands - 1.0 Canada - 1.0 France - 1.0 Italy - 0.8 Others - 4.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 24.6 US Treasury Bonds 11.7 Fannie Mae Mortgage pass-thru certificates 5.1 Ginnie Mae II Pool 4.4 Uniform Mortgage Backed Securities 4.0 Freddie Mac Gold Pool 2.6 Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC 1.3 Allegro Clo Xv Ltd / Allegro Clo Vx LLC 1.0 AES Corp/The 0.9 Ginnie Mae I Pool 0.8 56.4
Fidelity Advisor Sustainable Low Duration Bond Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Low Duration Bond Fund
Class Name	Fidelity Advisor® Sustainable Low Duration Bond Fund Class I
Trading Symbol	FAPDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Low Duration Bond Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 35,780,314
Holdings Count | shares	279
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$35,780,314
Number of Holdings	279
Portfolio Turnover	60%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 32.5 AAA 11.8 AA 2.9 A 23.3 BBB 23.8 BB 0.5 Not Rated 0.8 Short-Term Investments and Net Other Assets (Liabilities) 4.4 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 32.5 AAA - 11.8 AA - 2.9 A - 23.3 BBB - 23.8 BB - 0.5 Not Rated - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 4.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 50.3 U.S. Treasury Obligations 32.5 Asset-Backed Securities 11.8 Other Investments 0.7 CMOs and Other Mortgage Related Securities 0.3 Short-Term Investments and Net Other Assets (Liabilities) 4.4 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 50.3 U.S. Treasury Obligations - 32.5 Asset-Backed Securities - 11.8 Other Investments - 0.7 CMOs and Other Mortgage Related Securities - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 4.4 United States 89.2 Canada 4.0 United Kingdom 2.8 Ireland 1.3 Netherlands 0.7 China 0.7 Italy 0.6 Germany 0.4 Australia 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.2 Canada - 4.0 United Kingdom - 2.8 Ireland - 1.3 Netherlands - 0.7 China - 0.7 Italy - 0.6 Germany - 0.4 Australia - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Bill 28.0 US Treasury Notes 4.5 Bank of America Corp 2.1 Wells Fargo & Co 1.6 Morgan Stanley 1.6 Truist Financial Corp 1.5 Goldman Sachs Group Inc/The 1.5 JPMorgan Chase & Co 1.3 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.3 HSBC Holdings PLC 1.1 44.5
Fidelity Advisor Sustainable Low Duration Bond Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Low Duration Bond Fund
Class Name	Fidelity Advisor® Sustainable Low Duration Bond Fund Class M
Trading Symbol	FAPBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Low Duration Bond Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 22	0.43%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
Net Assets	$ 35,780,314
Holdings Count | shares	279
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$35,780,314
Number of Holdings	279
Portfolio Turnover	60%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 32.5 AAA 11.8 AA 2.9 A 23.3 BBB 23.8 BB 0.5 Not Rated 0.8 Short-Term Investments and Net Other Assets (Liabilities) 4.4 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 32.5 AAA - 11.8 AA - 2.9 A - 23.3 BBB - 23.8 BB - 0.5 Not Rated - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 4.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 50.3 U.S. Treasury Obligations 32.5 Asset-Backed Securities 11.8 Other Investments 0.7 CMOs and Other Mortgage Related Securities 0.3 Short-Term Investments and Net Other Assets (Liabilities) 4.4 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 50.3 U.S. Treasury Obligations - 32.5 Asset-Backed Securities - 11.8 Other Investments - 0.7 CMOs and Other Mortgage Related Securities - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 4.4 United States 89.2 Canada 4.0 United Kingdom 2.8 Ireland 1.3 Netherlands 0.7 China 0.7 Italy 0.6 Germany 0.4 Australia 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.2 Canada - 4.0 United Kingdom - 2.8 Ireland - 1.3 Netherlands - 0.7 China - 0.7 Italy - 0.6 Germany - 0.4 Australia - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Bill 28.0 US Treasury Notes 4.5 Bank of America Corp 2.1 Wells Fargo & Co 1.6 Morgan Stanley 1.6 Truist Financial Corp 1.5 Goldman Sachs Group Inc/The 1.5 JPMorgan Chase & Co 1.3 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.3 HSBC Holdings PLC 1.1 44.5
Fidelity Corporate Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Corporate Bond Fund
Class Name	Fidelity® Corporate Bond Fund
Trading Symbol	FCBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Corporate Bond Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Corporate Bond Fund	$ 23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 2,024,708,254
Holdings Count | shares	629
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$2,024,708,254
Number of Holdings	629
Portfolio Turnover	37%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 6.6 AAA 0.1 AA 0.0 A 23.4 BBB 60.6 BB 5.5 B 1.3 Not Rated 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.5 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 6.6 AAA - 0.1 AA - 0.0 A - 23.4 BBB - 60.6 BB - 5.5 B - 1.3 Not Rated - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 89.8 U.S. Treasury Obligations 6.6 Asset-Backed Securities 0.6 Preferred Securities 0.3 Foreign Government and Government Agency Obligations 0.1 Other Investments 0.1 Municipal Securities 0.0 CMOs and Other Mortgage Related Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.5 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 89.8 U.S. Treasury Obligations - 6.6 Asset-Backed Securities - 0.6 Preferred Securities - 0.3 Foreign Government and Government Agency Obligations - 0.1 Other Investments - 0.1 Municipal Securities - 0.0 CMOs and Other Mortgage Related Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.5 United States 79.9 United Kingdom 3.6 Canada 3.3 Ireland 3.2 Germany 2.0 France 1.3 Netherlands 1.1 Switzerland 1.1 Spain 0.9 Others 3.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 79.9 United Kingdom - 3.6 Canada - 3.3 Ireland - 3.2 Germany - 2.0 France - 1.3 Netherlands - 1.1 Switzerland - 1.1 Spain - 0.9 Others - 3.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Bonds 6.6 JPMorgan Chase & Co 2.6 Bank of America Corp 2.4 Morgan Stanley 2.2 Wells Fargo & Co 1.7 Boeing Co 1.7 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.3 Duke Energy Corp 1.2 PNC Financial Services Group Inc/The 1.1 UBS Group AG 1.1 21.9
Fidelity Series Investment Grade Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Investment Grade Bond Fund
Class Name	Fidelity® Series Investment Grade Bond Fund
Trading Symbol	FSIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series Investment Grade Bond Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Investment Grade Bond Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 35,709,511,578
Holdings Count | shares	4,917
Investment Company Portfolio Turnover	228.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$35,709,511,578
Number of Holdings	4,917
Portfolio Turnover	228%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 62.0 AAA 8.2 AA 0.9 A 6.5 BBB 17.2 BB 1.8 B 1.3 CCC,CC,C 0.0 Not Rated 4.5 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 62.0 AAA - 8.2 AA - 0.9 A - 6.5 BBB - 17.2 BB - 1.8 B - 1.3 CCC,CC,C - 0.0 Not Rated - 4.5 Short-Term Investments and Net Other Assets (Liabilities) - (2.4)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 41.4 Corporate Bonds 24.6 U.S. Government Agency - Mortgage Securities 20.6 Asset-Backed Securities 8.5 CMOs and Other Mortgage Related Securities 7.0 Other Investments 0.2 Foreign Government and Government Agency Obligations 0.1 Options 0.0 Preferred Securities 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 41.4 Corporate Bonds - 24.6 U.S. Government Agency - Mortgage Securities - 20.6 Asset-Backed Securities - 8.5 CMOs and Other Mortgage Related Securities - 7.0 Other Investments - 0.2 Foreign Government and Government Agency Obligations - 0.1 Options - 0.0 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (2.4)% United States 89.4 Grand Cayman (UK Overseas Ter) 4.9 United Kingdom 1.2 Mexico 1.2 Ireland 0.7 Germany 0.5 Switzerland 0.5 France 0.5 Multi-national 0.3 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.4 Grand Cayman (UK Overseas Ter) - 4.9 United Kingdom - 1.2 Mexico - 1.2 Ireland - 0.7 Germany - 0.5 Switzerland - 0.5 France - 0.5 Multi-national - 0.3 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 31.0 US Treasury Bonds 10.4 Fannie Mae Mortgage pass-thru certificates 7.7 Ginnie Mae II Pool 5.5 Freddie Mac Gold Pool 5.2 Uniform Mortgage Backed Securities 1.4 Petroleos Mexicanos 1.2 JPMorgan Chase & Co 1.0 Wells Fargo & Co 0.8 Bank of America Corp 0.8 65.0
Fidelity Advisor Corporate Bond Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Corporate Bond Fund
Class Name	Fidelity Advisor® Corporate Bond Fund Class M
Trading Symbol	FCBTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Corporate Bond Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 41	0.81%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%
Net Assets	$ 2,024,708,254
Holdings Count | shares	629
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$2,024,708,254
Number of Holdings	629
Portfolio Turnover	37%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 6.6 AAA 0.1 AA 0.0 A 23.4 BBB 60.6 BB 5.5 B 1.3 Not Rated 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.5 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 6.6 AAA - 0.1 AA - 0.0 A - 23.4 BBB - 60.6 BB - 5.5 B - 1.3 Not Rated - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 89.8 U.S. Treasury Obligations 6.6 Asset-Backed Securities 0.6 Preferred Securities 0.3 Foreign Government and Government Agency Obligations 0.1 Other Investments 0.1 Municipal Securities 0.0 CMOs and Other Mortgage Related Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.5 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 89.8 U.S. Treasury Obligations - 6.6 Asset-Backed Securities - 0.6 Preferred Securities - 0.3 Foreign Government and Government Agency Obligations - 0.1 Other Investments - 0.1 Municipal Securities - 0.0 CMOs and Other Mortgage Related Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.5 United States 79.9 United Kingdom 3.6 Canada 3.3 Ireland 3.2 Germany 2.0 France 1.3 Netherlands 1.1 Switzerland 1.1 Spain 0.9 Others 3.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 79.9 United Kingdom - 3.6 Canada - 3.3 Ireland - 3.2 Germany - 2.0 France - 1.3 Netherlands - 1.1 Switzerland - 1.1 Spain - 0.9 Others - 3.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Bonds 6.6 JPMorgan Chase & Co 2.6 Bank of America Corp 2.4 Morgan Stanley 2.2 Wells Fargo & Co 1.7 Boeing Co 1.7 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.3 Duke Energy Corp 1.2 PNC Financial Services Group Inc/The 1.1 UBS Group AG 1.1 21.9
Fidelity Flex U.S. Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® U.S. Bond Index Fund
Class Name	Fidelity Flex® U.S. Bond Index Fund
Trading Symbol	FIBUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Flex® U.S. Bond Index Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® U.S. Bond Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 2,776,719,010
Holdings Count | shares	4,765
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$2,776,719,010
Number of Holdings	4,765
Portfolio Turnover	71%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 70.7 AAA 2.8 AA 2.8 A 12.8 BBB 11.1 BB 0.4 Not Rated 0.4 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 70.7 AAA - 2.8 AA - 2.8 A - 12.8 BBB - 11.1 BB - 0.4 Not Rated - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - (1.0)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 45.8 Corporate Bonds 27.1 U.S. Government Agency - Mortgage Securities 24.4 Foreign Government and Government Agency Obligations 1.3 CMOs and Other Mortgage Related Securities 1.0 U.S. Government Agency Obligations 0.5 Municipal Securities 0.4 Asset-Backed Securities 0.3 Other Investments 0.2 Preferred Securities 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 45.8 Corporate Bonds - 27.1 U.S. Government Agency - Mortgage Securities - 24.4 Foreign Government and Government Agency Obligations - 1.3 CMOs and Other Mortgage Related Securities - 1.0 U.S. Government Agency Obligations - 0.5 Municipal Securities - 0.4 Asset-Backed Securities - 0.3 Other Investments - 0.2 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (1.0)% United States 93.7 Canada 1.2 United Kingdom 1.0 Multi-national 0.9 Japan 0.6 Germany 0.3 Mexico 0.3 Spain 0.2 Australia 0.2 Others 1.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.7 Canada - 1.2 United Kingdom - 1.0 Multi-national - 0.9 Japan - 0.6 Germany - 0.3 Mexico - 0.3 Spain - 0.2 Australia - 0.2 Others - 1.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 36.1 US Treasury Bonds 9.7 Fannie Mae Mortgage pass-thru certificates 9.6 Freddie Mac Gold Pool 7.3 Ginnie Mae II Pool 4.6 Uniform Mortgage Backed Securities 1.8 Ginnie Mae I Pool 1.0 Bank of America Corp 0.8 JPMorgan Chase & Co 0.6 Freddie Mac Multifamily Structured pass-thru certificates 0.6 72.1
Fidelity Sustainable Core Plus Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Core Plus Bond Fund
Class Name	Fidelity® Sustainable Core Plus Bond Fund
Trading Symbol	FIAEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Core Plus Bond Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Core Plus Bond Fund	$ 23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 40,617,105
Holdings Count | shares	657
Investment Company Portfolio Turnover	238.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$40,617,105
Number of Holdings	657
Portfolio Turnover	238%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 53.5 AAA 7.6 AA 1.1 A 10.8 BBB 16.5 BB 3.4 B 2.6 CCC,CC,C 1.3 Not Rated 1.9 Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.3 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 53.5 AAA - 7.6 AA - 1.1 A - 10.8 BBB - 16.5 BB - 3.4 B - 2.6 CCC,CC,C - 1.3 Not Rated - 1.9 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 36.3 Corporate Bonds 35.3 U.S. Government Agency - Mortgage Securities 17.2 Asset-Backed Securities 7.8 CMOs and Other Mortgage Related Securities 1.0 Bank Loan Obligations 0.5 Preferred Securities 0.4 Foreign Government and Government Agency Obligations 0.2 Common Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 36.3 Corporate Bonds - 35.3 U.S. Government Agency - Mortgage Securities - 17.2 Asset-Backed Securities - 7.8 CMOs and Other Mortgage Related Securities - 1.0 Bank Loan Obligations - 0.5 Preferred Securities - 0.4 Foreign Government and Government Agency Obligations - 0.2 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 United States 82.5 Grand Cayman (UK Overseas Ter) 4.8 United Kingdom 2.3 Multi-national 1.3 Bailiwick Of Jersey 1.2 Netherlands 1.0 Canada 1.0 France 1.0 Italy 0.8 Others 4.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 82.5 Grand Cayman (UK Overseas Ter) - 4.8 United Kingdom - 2.3 Multi-national - 1.3 Bailiwick Of Jersey - 1.2 Netherlands - 1.0 Canada - 1.0 France - 1.0 Italy - 0.8 Others - 4.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 24.6 US Treasury Bonds 11.7 Fannie Mae Mortgage pass-thru certificates 5.1 Ginnie Mae II Pool 4.4 Uniform Mortgage Backed Securities 4.0 Freddie Mac Gold Pool 2.6 Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC 1.3 Allegro Clo Xv Ltd / Allegro Clo Vx LLC 1.0 AES Corp/The 0.9 Ginnie Mae I Pool 0.8 56.4
Fidelity Advisor Conservative Income Bond Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Conservative Income Bond Fund
Class Name	Fidelity Advisor® Conservative Income Bond Fund Class Z
Trading Symbol	FCNYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Conservative Income Bond Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
Net Assets	$ 6,831,394,231
Holdings Count | shares	303
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$6,831,394,231
Number of Holdings	303
Portfolio Turnover	81%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 18.3 AAA 13.5 AA 3.8 A 24.7 BBB 11.2 BB 0.3 Not Rated 0.2 Short-Term Investments and Net Other Assets (Liabilities) 28.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 18.3 AAA - 13.5 AA - 3.8 A - 24.7 BBB - 11.2 BB - 0.3 Not Rated - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 28.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 40.2 U.S. Treasury Obligations 18.3 Asset-Backed Securities 13.5 Short-Term Investments and Net Other Assets (Liabilities) 28.0 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 40.2 U.S. Treasury Obligations - 18.3 Asset-Backed Securities - 13.5 Short-Term Investments and Net Other Assets (Liabilities) - 28.0 United States 85.5 Canada 4.2 Germany 3.0 United Kingdom 2.7 Netherlands 1.4 Switzerland 1.1 Japan 0.6 Australia 0.4 Ireland 0.3 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 85.5 Canada - 4.2 Germany - 3.0 United Kingdom - 2.7 Netherlands - 1.4 Switzerland - 1.1 Japan - 0.6 Australia - 0.4 Ireland - 0.3 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Bill 14.4 US Treasury Notes 3.9 Sumitomo Mitsui Trust Bank Ltd/ New York 1.5 Bank of Montreal 1.4 JPMorgan Chase & Co 1.3 Barclays PLC 1.3 Mitsubishi UFJ Trust & Banking Corp/NY 1.3 Royal Bank of Canada 1.2 ING US Funding LLC 1.2 Mizuho Bank Ltd/New York NY 1.2 28.7
Fidelity Advisor Conservative Income Bond Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Conservative Income Bond Fund
Class Name	Fidelity Advisor® Conservative Income Bond Fund Class I
Trading Symbol	FCNWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Conservative Income Bond Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 6,831,394,231
Holdings Count | shares	303
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$6,831,394,231
Number of Holdings	303
Portfolio Turnover	81%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 18.3 AAA 13.5 AA 3.8 A 24.7 BBB 11.2 BB 0.3 Not Rated 0.2 Short-Term Investments and Net Other Assets (Liabilities) 28.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 18.3 AAA - 13.5 AA - 3.8 A - 24.7 BBB - 11.2 BB - 0.3 Not Rated - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 28.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 40.2 U.S. Treasury Obligations 18.3 Asset-Backed Securities 13.5 Short-Term Investments and Net Other Assets (Liabilities) 28.0 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 40.2 U.S. Treasury Obligations - 18.3 Asset-Backed Securities - 13.5 Short-Term Investments and Net Other Assets (Liabilities) - 28.0 United States 85.5 Canada 4.2 Germany 3.0 United Kingdom 2.7 Netherlands 1.4 Switzerland 1.1 Japan 0.6 Australia 0.4 Ireland 0.3 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 85.5 Canada - 4.2 Germany - 3.0 United Kingdom - 2.7 Netherlands - 1.4 Switzerland - 1.1 Japan - 0.6 Australia - 0.4 Ireland - 0.3 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Bill 14.4 US Treasury Notes 3.9 Sumitomo Mitsui Trust Bank Ltd/ New York 1.5 Bank of Montreal 1.4 JPMorgan Chase & Co 1.3 Barclays PLC 1.3 Mitsubishi UFJ Trust & Banking Corp/NY 1.3 Royal Bank of Canada 1.2 ING US Funding LLC 1.2 Mizuho Bank Ltd/New York NY 1.2 28.7
Fidelity Advisor Sustainable Low Duration Bond Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Low Duration Bond Fund
Class Name	Fidelity Advisor® Sustainable Low Duration Bond Fund Class C
Trading Symbol	FANDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Low Duration Bond Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 65	1.29%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.29%
Net Assets	$ 35,780,314
Holdings Count | shares	279
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$35,780,314
Number of Holdings	279
Portfolio Turnover	60%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 32.5 AAA 11.8 AA 2.9 A 23.3 BBB 23.8 BB 0.5 Not Rated 0.8 Short-Term Investments and Net Other Assets (Liabilities) 4.4 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 32.5 AAA - 11.8 AA - 2.9 A - 23.3 BBB - 23.8 BB - 0.5 Not Rated - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 4.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 50.3 U.S. Treasury Obligations 32.5 Asset-Backed Securities 11.8 Other Investments 0.7 CMOs and Other Mortgage Related Securities 0.3 Short-Term Investments and Net Other Assets (Liabilities) 4.4 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 50.3 U.S. Treasury Obligations - 32.5 Asset-Backed Securities - 11.8 Other Investments - 0.7 CMOs and Other Mortgage Related Securities - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 4.4 United States 89.2 Canada 4.0 United Kingdom 2.8 Ireland 1.3 Netherlands 0.7 China 0.7 Italy 0.6 Germany 0.4 Australia 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.2 Canada - 4.0 United Kingdom - 2.8 Ireland - 1.3 Netherlands - 0.7 China - 0.7 Italy - 0.6 Germany - 0.4 Australia - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Bill 28.0 US Treasury Notes 4.5 Bank of America Corp 2.1 Wells Fargo & Co 1.6 Morgan Stanley 1.6 Truist Financial Corp 1.5 Goldman Sachs Group Inc/The 1.5 JPMorgan Chase & Co 1.3 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.3 HSBC Holdings PLC 1.1 44.5
Fidelity Advisor Tactical Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Tactical Bond Fund
Class Name	Fidelity Advisor® Tactical Bond Fund Class A
Trading Symbol	FTKAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Tactical Bond Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 47	0.95%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%
Net Assets	$ 51,288,699
Holdings Count | shares	95
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$51,288,699
Number of Holdings	95
Portfolio Turnover	33%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 51.5 AAA 1.0 AA 0.3 A 2.9 BBB 12.7 BB 11.2 B 9.5 CCC,CC,C 3.1 D 0.0 Not Rated 5.5 Equities 0.8 Short-Term Investments and Net Other Assets (Liabilities) 1.5 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 51.5 AAA - 1.0 AA - 0.3 A - 2.9 BBB - 12.7 BB - 11.2 B - 9.5 CCC,CC,C - 3.1 D - 0.0 Not Rated - 5.5 Equities - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 51.5 Corporate Bonds 20.2 Bank Loan Obligations 10.7 Asset-Backed Securities 4.8 Foreign Government and Government Agency Obligations 4.6 Preferred Securities 2.9 CMOs and Other Mortgage Related Securities 2.0 Municipal Securities 1.0 Common Stocks 0.4 Alternative Funds 0.4 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 51.5 Corporate Bonds - 20.2 Bank Loan Obligations - 10.7 Asset-Backed Securities - 4.8 Foreign Government and Government Agency Obligations - 4.6 Preferred Securities - 2.9 CMOs and Other Mortgage Related Securities - 2.0 Municipal Securities - 1.0 Common Stocks - 0.4 Alternative Funds - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 United States 82.7 Canada 2.8 United Kingdom 2.5 Germany 1.9 Japan 1.3 Mexico 1.1 Brazil 1.0 Dominican Republic 1.0 Grand Cayman (UK Overseas Ter) 0.9 Others 4.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 82.7 Canada - 2.8 United Kingdom - 2.5 Germany - 1.9 Japan - 1.3 Mexico - 1.1 Brazil - 1.0 Dominican Republic - 1.0 Grand Cayman (UK Overseas Ter) - 0.9 Others - 4.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 37.0 US Treasury Bonds 14.5 Domino's Pizza Master Issuer LLC 1.6 Bank of Nova Scotia/The 1.5 Japan Government 1.3 Petroleos Mexicanos 1.1 Chicago IL Brd Ed 1.0 Dominican Republic 1.0 Planet Fitness Master Issuer LLC 1.0 DPL Inc 0.9 60.9
Fidelity Series Government Money Market Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Government Money Market Fund
Class Name	Fidelity® Series Government Money Market Fund
Trading Symbol	FGNXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series Government Money Market Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Government Money Market Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 2,183,098,365
Holdings Count | shares	486
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$2,183,098,365
Number of Holdings	486

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 72.1 8-30 8.2 31-60 8.4 61-90 5.9 91-180 1.7 >180 4.6 Repurchase Agreements 42.4 U.S. Government Agency - Debt 39.3 U.S. Treasury Obligations 19.2 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 42.4 U.S. Government Agency - Debt - 39.3 U.S. Treasury Obligations - 19.2 Net Other Assets (Liabilities) - (0.9)%
Fidelity SAI Total Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Total Bond Fund
Class Name	Fidelity® SAI Total Bond Fund
Trading Symbol	FSMTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI Total Bond Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Total Bond Fund	$ 14	0.29%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.29%
Net Assets	$ 19,993,002,793
Holdings Count | shares	6,447
Investment Company Portfolio Turnover	250.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$19,993,002,793
Number of Holdings	6,447
Portfolio Turnover	250%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 51.3 AAA 8.0 AA 1.5 A 7.7 BBB 16.6 BB 4.3 B 5.4 CCC,CC,C 1.8 D 0.0 Not Rated 4.9 Equities 0.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 51.3 AAA - 8.0 AA - 1.5 A - 7.7 BBB - 16.6 BB - 4.3 B - 5.4 CCC,CC,C - 1.8 D - 0.0 Not Rated - 4.9 Equities - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - (1.6)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 31.1 Corporate Bonds 27.9 U.S. Government Agency - Mortgage Securities 20.2 Asset-Backed Securities 7.9 CMOs and Other Mortgage Related Securities 7.3 Bank Loan Obligations 5.3 Foreign Government and Government Agency Obligations 1.3 Preferred Securities 0.4 Common Stocks 0.1 Other Investments 0.1 Options 0.0 Preferred Stocks 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 31.1 Corporate Bonds - 27.9 U.S. Government Agency - Mortgage Securities - 20.2 Asset-Backed Securities - 7.9 CMOs and Other Mortgage Related Securities - 7.3 Bank Loan Obligations - 5.3 Foreign Government and Government Agency Obligations - 1.3 Preferred Securities - 0.4 Common Stocks - 0.1 Other Investments - 0.1 Options - 0.0 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (1.6)% United States 85.5 Grand Cayman (UK Overseas Ter) 4.7 United Kingdom 1.5 Mexico 1.3 Germany 1.2 Ireland 0.8 France 0.7 Switzerland 0.5 Canada 0.4 Others 3.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 85.5 Grand Cayman (UK Overseas Ter) - 4.7 United Kingdom - 1.5 Mexico - 1.3 Germany - 1.2 Ireland - 0.8 France - 0.7 Switzerland - 0.5 Canada - 0.4 Others - 3.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 20.4 US Treasury Bonds 10.7 Fannie Mae Mortgage pass-thru certificates 7.7 Ginnie Mae II Pool 5.6 Freddie Mac Gold Pool 4.5 Uniform Mortgage Backed Securities 1.5 JPMorgan Chase & Co 1.2 Petroleos Mexicanos 1.1 Bank of America Corp 1.0 Goldman Sachs Group Inc/The 0.8 54.5
Fidelity Advisor Tactical Bond Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Tactical Bond Fund
Class Name	Fidelity Advisor® Tactical Bond Fund Class M
Trading Symbol	FTYMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Tactical Bond Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 47	0.95%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%
Net Assets	$ 51,288,699
Holdings Count | shares	95
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$51,288,699
Number of Holdings	95
Portfolio Turnover	33%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 51.5 AAA 1.0 AA 0.3 A 2.9 BBB 12.7 BB 11.2 B 9.5 CCC,CC,C 3.1 D 0.0 Not Rated 5.5 Equities 0.8 Short-Term Investments and Net Other Assets (Liabilities) 1.5 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 51.5 AAA - 1.0 AA - 0.3 A - 2.9 BBB - 12.7 BB - 11.2 B - 9.5 CCC,CC,C - 3.1 D - 0.0 Not Rated - 5.5 Equities - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 51.5 Corporate Bonds 20.2 Bank Loan Obligations 10.7 Asset-Backed Securities 4.8 Foreign Government and Government Agency Obligations 4.6 Preferred Securities 2.9 CMOs and Other Mortgage Related Securities 2.0 Municipal Securities 1.0 Common Stocks 0.4 Alternative Funds 0.4 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 51.5 Corporate Bonds - 20.2 Bank Loan Obligations - 10.7 Asset-Backed Securities - 4.8 Foreign Government and Government Agency Obligations - 4.6 Preferred Securities - 2.9 CMOs and Other Mortgage Related Securities - 2.0 Municipal Securities - 1.0 Common Stocks - 0.4 Alternative Funds - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 United States 82.7 Canada 2.8 United Kingdom 2.5 Germany 1.9 Japan 1.3 Mexico 1.1 Brazil 1.0 Dominican Republic 1.0 Grand Cayman (UK Overseas Ter) 0.9 Others 4.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 82.7 Canada - 2.8 United Kingdom - 2.5 Germany - 1.9 Japan - 1.3 Mexico - 1.1 Brazil - 1.0 Dominican Republic - 1.0 Grand Cayman (UK Overseas Ter) - 0.9 Others - 4.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 37.0 US Treasury Bonds 14.5 Domino's Pizza Master Issuer LLC 1.6 Bank of Nova Scotia/The 1.5 Japan Government 1.3 Petroleos Mexicanos 1.1 Chicago IL Brd Ed 1.0 Dominican Republic 1.0 Planet Fitness Master Issuer LLC 1.0 DPL Inc 0.9 60.9
Fidelity SAI Sustainable Low Duration Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Sustainable Low Duration Bond Fund
Class Name	Fidelity® SAI Sustainable Low Duration Bond Fund
Trading Symbol	FAPFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI Sustainable Low Duration Bond Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Sustainable Low Duration Bond Fund	$ 10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
Net Assets	$ 38,524,101
Holdings Count | shares	318
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$38,524,101
Number of Holdings	318
Portfolio Turnover	40%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 33.3 AAA 11.9 AA 2.0 A 24.4 BBB 26.1 BB 0.5 Not Rated 0.7 Short-Term Investments and Net Other Assets (Liabilities) 1.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 33.3 AAA - 11.9 AA - 2.0 A - 24.4 BBB - 26.1 BB - 0.5 Not Rated - 0.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 53.2 U.S. Treasury Obligations 33.3 Asset-Backed Securities 11.9 CMOs and Other Mortgage Related Securities 0.3 Other Investments 0.2 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 53.2 U.S. Treasury Obligations - 33.3 Asset-Backed Securities - 11.9 CMOs and Other Mortgage Related Securities - 0.3 Other Investments - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 United States 89.9 Canada 4.1 United Kingdom 2.6 Ireland 1.2 China 0.8 Netherlands 0.6 Italy 0.5 Australia 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.9 Canada - 4.1 United Kingdom - 2.6 Ireland - 1.2 China - 0.8 Netherlands - 0.6 Italy - 0.5 Australia - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Bill 29.1 US Treasury Notes 4.2 Morgan Stanley 1.9 JPMorgan Chase & Co 1.9 Bank of America Corp 1.8 Wells Fargo & Co 1.6 Truist Financial Corp 1.4 Goldman Sachs Group Inc/The 1.4 PNC Financial Services Group Inc/The 1.3 Equitable Financial Life Global Funding 1.2 45.8
Fidelity Sustainable Low Duration Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Low Duration Bond Fund
Class Name	Fidelity® Sustainable Low Duration Bond Fund
Trading Symbol	FAPGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Low Duration Bond Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Low Duration Bond Fund	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 35,780,314
Holdings Count | shares	279
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$35,780,314
Number of Holdings	279
Portfolio Turnover	60%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 32.5 AAA 11.8 AA 2.9 A 23.3 BBB 23.8 BB 0.5 Not Rated 0.8 Short-Term Investments and Net Other Assets (Liabilities) 4.4 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 32.5 AAA - 11.8 AA - 2.9 A - 23.3 BBB - 23.8 BB - 0.5 Not Rated - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 4.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 50.3 U.S. Treasury Obligations 32.5 Asset-Backed Securities 11.8 Other Investments 0.7 CMOs and Other Mortgage Related Securities 0.3 Short-Term Investments and Net Other Assets (Liabilities) 4.4 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 50.3 U.S. Treasury Obligations - 32.5 Asset-Backed Securities - 11.8 Other Investments - 0.7 CMOs and Other Mortgage Related Securities - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 4.4 United States 89.2 Canada 4.0 United Kingdom 2.8 Ireland 1.3 Netherlands 0.7 China 0.7 Italy 0.6 Germany 0.4 Australia 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.2 Canada - 4.0 United Kingdom - 2.8 Ireland - 1.3 Netherlands - 0.7 China - 0.7 Italy - 0.6 Germany - 0.4 Australia - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Bill 28.0 US Treasury Notes 4.5 Bank of America Corp 2.1 Wells Fargo & Co 1.6 Morgan Stanley 1.6 Truist Financial Corp 1.5 Goldman Sachs Group Inc/The 1.5 JPMorgan Chase & Co 1.3 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.3 HSBC Holdings PLC 1.1 44.5
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Core Plus Bond Fund
Class Name	Fidelity Advisor® Sustainable Core Plus Bond Fund Class A
Trading Symbol	FIAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Core Plus Bond Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 34	0.68%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
Net Assets	$ 40,617,105
Holdings Count | shares	657
Investment Company Portfolio Turnover	238.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$40,617,105
Number of Holdings	657
Portfolio Turnover	238%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 53.5 AAA 7.6 AA 1.1 A 10.8 BBB 16.5 BB 3.4 B 2.6 CCC,CC,C 1.3 Not Rated 1.9 Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.3 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 53.5 AAA - 7.6 AA - 1.1 A - 10.8 BBB - 16.5 BB - 3.4 B - 2.6 CCC,CC,C - 1.3 Not Rated - 1.9 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 36.3 Corporate Bonds 35.3 U.S. Government Agency - Mortgage Securities 17.2 Asset-Backed Securities 7.8 CMOs and Other Mortgage Related Securities 1.0 Bank Loan Obligations 0.5 Preferred Securities 0.4 Foreign Government and Government Agency Obligations 0.2 Common Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 36.3 Corporate Bonds - 35.3 U.S. Government Agency - Mortgage Securities - 17.2 Asset-Backed Securities - 7.8 CMOs and Other Mortgage Related Securities - 1.0 Bank Loan Obligations - 0.5 Preferred Securities - 0.4 Foreign Government and Government Agency Obligations - 0.2 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 United States 82.5 Grand Cayman (UK Overseas Ter) 4.8 United Kingdom 2.3 Multi-national 1.3 Bailiwick Of Jersey 1.2 Netherlands 1.0 Canada 1.0 France 1.0 Italy 0.8 Others 4.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 82.5 Grand Cayman (UK Overseas Ter) - 4.8 United Kingdom - 2.3 Multi-national - 1.3 Bailiwick Of Jersey - 1.2 Netherlands - 1.0 Canada - 1.0 France - 1.0 Italy - 0.8 Others - 4.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 24.6 US Treasury Bonds 11.7 Fannie Mae Mortgage pass-thru certificates 5.1 Ginnie Mae II Pool 4.4 Uniform Mortgage Backed Securities 4.0 Freddie Mac Gold Pool 2.6 Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC 1.3 Allegro Clo Xv Ltd / Allegro Clo Vx LLC 1.0 AES Corp/The 0.9 Ginnie Mae I Pool 0.8 56.4
Fidelity Conservative Income Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Conservative Income Bond Fund
Class Name	Fidelity® Conservative Income Bond Fund
Trading Symbol	FCNVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Conservative Income Bond Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Conservative Income Bond Fund	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 6,831,394,231
Holdings Count | shares	303
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$6,831,394,231
Number of Holdings	303
Portfolio Turnover	81%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 18.3 AAA 13.5 AA 3.8 A 24.7 BBB 11.2 BB 0.3 Not Rated 0.2 Short-Term Investments and Net Other Assets (Liabilities) 28.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 18.3 AAA - 13.5 AA - 3.8 A - 24.7 BBB - 11.2 BB - 0.3 Not Rated - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 28.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 40.2 U.S. Treasury Obligations 18.3 Asset-Backed Securities 13.5 Short-Term Investments and Net Other Assets (Liabilities) 28.0 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 40.2 U.S. Treasury Obligations - 18.3 Asset-Backed Securities - 13.5 Short-Term Investments and Net Other Assets (Liabilities) - 28.0 United States 85.5 Canada 4.2 Germany 3.0 United Kingdom 2.7 Netherlands 1.4 Switzerland 1.1 Japan 0.6 Australia 0.4 Ireland 0.3 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 85.5 Canada - 4.2 Germany - 3.0 United Kingdom - 2.7 Netherlands - 1.4 Switzerland - 1.1 Japan - 0.6 Australia - 0.4 Ireland - 0.3 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Bill 14.4 US Treasury Notes 3.9 Sumitomo Mitsui Trust Bank Ltd/ New York 1.5 Bank of Montreal 1.4 JPMorgan Chase & Co 1.3 Barclays PLC 1.3 Mitsubishi UFJ Trust & Banking Corp/NY 1.3 Royal Bank of Canada 1.2 ING US Funding LLC 1.2 Mizuho Bank Ltd/New York NY 1.2 28.7
Fidelity U.S. Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® U.S. Bond Index Fund
Class Name	Fidelity® U.S. Bond Index Fund
Trading Symbol	FXNAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® U.S. Bond Index Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® U.S. Bond Index Fund	$ 1	0.03%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.03%
Net Assets	$ 62,297,117,001
Holdings Count | shares	9,694
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$62,297,117,001
Number of Holdings	9,694
Portfolio Turnover	55%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 70.4 AAA 2.5 AA 2.5 A 12.4 BBB 11.5 BB 0.3 Not Rated 0.8 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 70.4 AAA - 2.5 AA - 2.5 A - 12.4 BBB - 11.5 BB - 0.3 Not Rated - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - (0.4)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 45.1 Corporate Bonds 26.5 U.S. Government Agency - Mortgage Securities 25.0 CMOs and Other Mortgage Related Securities 1.4 Foreign Government and Government Agency Obligations 1.2 Municipal Securities 0.4 Asset-Backed Securities 0.4 U.S. Government Agency Obligations 0.3 Other Investments 0.1 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 45.1 Corporate Bonds - 26.5 U.S. Government Agency - Mortgage Securities - 25.0 CMOs and Other Mortgage Related Securities - 1.4 Foreign Government and Government Agency Obligations - 1.2 Municipal Securities - 0.4 Asset-Backed Securities - 0.4 U.S. Government Agency Obligations - 0.3 Other Investments - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - (0.4)% United States 94.3 United Kingdom 1.1 Canada 1.0 Japan 0.6 Multi-national 0.6 Mexico 0.2 Germany 0.2 Belgium 0.2 Australia 0.2 Others 1.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.3 United Kingdom - 1.1 Canada - 1.0 Japan - 0.6 Multi-national - 0.6 Mexico - 0.2 Germany - 0.2 Belgium - 0.2 Australia - 0.2 Others - 1.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 36.3 Fannie Mae Mortgage pass-thru certificates 10.1 US Treasury Bonds 8.8 Freddie Mac Gold Pool 8.3 Ginnie Mae II Pool 4.8 Ginnie Mae I Pool 1.0 Uniform Mortgage Backed Securities 0.8 Freddie Mac Multifamily Structured pass-thru certificates 0.8 JPMorgan Chase & Co 0.8 Bank of America Corp 0.7 72.4
Fidelity Series Short-Term Credit Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Short-Term Credit Fund
Class Name	Fidelity® Series Short-Term Credit Fund
Trading Symbol	FYBTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series Short-Term Credit Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Short-Term Credit Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 460,051,097
Holdings Count | shares	395
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$460,051,097
Number of Holdings	395
Portfolio Turnover	57%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 17.0 AAA 15.2 AA 1.6 A 28.9 BBB 31.2 BB 2.5 B 0.0 Not Rated 3.2 Short-Term Investments and Net Other Assets (Liabilities) 0.4 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 17.0 AAA - 15.2 AA - 1.6 A - 28.9 BBB - 31.2 BB - 2.5 B - 0.0 Not Rated - 3.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 62.0 U.S. Treasury Obligations 16.2 Asset-Backed Securities 15.8 CMOs and Other Mortgage Related Securities 4.6 U.S. Government Agency - Mortgage Securities 0.8 Other Investments 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 62.0 U.S. Treasury Obligations - 16.2 Asset-Backed Securities - 15.8 CMOs and Other Mortgage Related Securities - 4.6 U.S. Government Agency - Mortgage Securities - 0.8 Other Investments - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 78.3 United Kingdom 6.2 Germany 4.0 Grand Cayman (UK Overseas Ter) 3.2 Canada 2.0 Ireland 1.5 Japan 1.0 Netherlands 0.7 Bailiwick Of Jersey 0.6 Others 2.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 78.3 United Kingdom - 6.2 Germany - 4.0 Grand Cayman (UK Overseas Ter) - 3.2 Canada - 2.0 Ireland - 1.5 Japan - 1.0 Netherlands - 0.7 Bailiwick Of Jersey - 0.6 Others - 2.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 16.2 JPMorgan Chase & Co 3.2 Bank of America Corp 2.9 HSBC Holdings PLC 2.4 General Motors Financial Co Inc 2.2 Wells Fargo & Co 1.8 Citigroup Inc 1.8 CF Hippolyta Issuer LLC 1.7 Morgan Stanley 1.7 T-Mobile USA Inc 1.6 35.5
Fidelity Intermediate Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Intermediate Bond Fund
Class Name	Fidelity® Intermediate Bond Fund
Trading Symbol	FTHRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Intermediate Bond Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Intermediate Bond Fund	$ 23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 3,912,356,758
Holdings Count | shares	718
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$3,912,356,758
Number of Holdings	718
Portfolio Turnover	37%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 40.8 AAA 12.4 AA 0.8 A 17.7 BBB 22.4 BB 2.1 B 0.4 CCC,CC,C 0.0 Not Rated 2.2 Short-Term Investments and Net Other Assets (Liabilities) 1.2 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 40.8 AAA - 12.4 AA - 0.8 A - 17.7 BBB - 22.4 BB - 2.1 B - 0.4 CCC,CC,C - 0.0 Not Rated - 2.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 41.1 U.S. Treasury Obligations 40.5 Asset-Backed Securities 12.0 CMOs and Other Mortgage Related Securities 4.7 U.S. Government Agency - Mortgage Securities 0.3 Foreign Government and Government Agency Obligations 0.2 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 41.1 U.S. Treasury Obligations - 40.5 Asset-Backed Securities - 12.0 CMOs and Other Mortgage Related Securities - 4.7 U.S. Government Agency - Mortgage Securities - 0.3 Foreign Government and Government Agency Obligations - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 United States 83.8 United Kingdom 4.0 Grand Cayman (UK Overseas Ter) 2.8 Germany 1.8 Ireland 1.4 Japan 1.4 Canada 1.3 France 1.1 Bailiwick Of Jersey 0.5 Others 1.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 83.8 United Kingdom - 4.0 Grand Cayman (UK Overseas Ter) - 2.8 Germany - 1.8 Ireland - 1.4 Japan - 1.4 Canada - 1.3 France - 1.1 Bailiwick Of Jersey - 0.5 Others - 1.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 40.5 Bank of America Corp 1.7 Morgan Stanley 1.6 JPMorgan Chase & Co 1.4 GMF Floorplan Owner Revolving Trust 1.1 Wells Fargo & Co 1.0 Ford Motor Credit Co LLC 0.9 Barclays PLC 0.8 HSBC Holdings PLC 0.8 Citigroup Inc 0.7 50.5
Fidelity Advisor Corporate Bond Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Corporate Bond Fund
Class Name	Fidelity Advisor® Corporate Bond Fund Class I
Trading Symbol	FCBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Corporate Bond Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 25	0.51%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.51%
Net Assets	$ 2,024,708,254
Holdings Count | shares	629
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$2,024,708,254
Number of Holdings	629
Portfolio Turnover	37%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 6.6 AAA 0.1 AA 0.0 A 23.4 BBB 60.6 BB 5.5 B 1.3 Not Rated 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.5 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 6.6 AAA - 0.1 AA - 0.0 A - 23.4 BBB - 60.6 BB - 5.5 B - 1.3 Not Rated - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 89.8 U.S. Treasury Obligations 6.6 Asset-Backed Securities 0.6 Preferred Securities 0.3 Foreign Government and Government Agency Obligations 0.1 Other Investments 0.1 Municipal Securities 0.0 CMOs and Other Mortgage Related Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.5 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 89.8 U.S. Treasury Obligations - 6.6 Asset-Backed Securities - 0.6 Preferred Securities - 0.3 Foreign Government and Government Agency Obligations - 0.1 Other Investments - 0.1 Municipal Securities - 0.0 CMOs and Other Mortgage Related Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.5 United States 79.9 United Kingdom 3.6 Canada 3.3 Ireland 3.2 Germany 2.0 France 1.3 Netherlands 1.1 Switzerland 1.1 Spain 0.9 Others 3.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 79.9 United Kingdom - 3.6 Canada - 3.3 Ireland - 3.2 Germany - 2.0 France - 1.3 Netherlands - 1.1 Switzerland - 1.1 Spain - 0.9 Others - 3.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Bonds 6.6 JPMorgan Chase & Co 2.6 Bank of America Corp 2.4 Morgan Stanley 2.2 Wells Fargo & Co 1.7 Boeing Co 1.7 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.3 Duke Energy Corp 1.2 PNC Financial Services Group Inc/The 1.1 UBS Group AG 1.1 21.9
Fidelity Flex Conservative Income Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Conservative Income Bond Fund
Class Name	Fidelity Flex® Conservative Income Bond Fund
Trading Symbol	FJTDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Flex® Conservative Income Bond Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Conservative Income Bond Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 508,199,316
Holdings Count | shares	328
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$508,199,316
Number of Holdings	328
Portfolio Turnover	77%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 17.5 AAA 14.5 AA 3.4 A 25.0 BBB 13.3 BB 0.2 Not Rated 0.5 Short-Term Investments and Net Other Assets (Liabilities) 25.6 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 17.5 AAA - 14.5 AA - 3.4 A - 25.0 BBB - 13.3 BB - 0.2 Not Rated - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - 25.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 42.4 U.S. Treasury Obligations 17.5 Asset-Backed Securities 14.5 Short-Term Investments and Net Other Assets (Liabilities) 25.6 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 42.4 U.S. Treasury Obligations - 17.5 Asset-Backed Securities - 14.5 Short-Term Investments and Net Other Assets (Liabilities) - 25.6 United States 85.5 Canada 3.8 United Kingdom 3.2 Germany 2.5 Switzerland 1.3 Netherlands 1.3 Japan 0.8 Australia 0.4 France 0.3 Others 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 85.5 Canada - 3.8 United Kingdom - 3.2 Germany - 2.5 Switzerland - 1.3 Netherlands - 1.3 Japan - 0.8 Australia - 0.4 France - 0.3 Others - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Bill 14.7 US Treasury Notes 2.8 Sumitomo Mitsui Trust Bank Ltd/ New York 1.5 JPMorgan Chase & Co 1.5 Mitsubishi UFJ Trust & Banking Corp/NY 1.4 UBS Group AG 1.3 Barclays PLC 1.3 Wells Fargo & Co 1.3 Mizuho Bank Ltd/New York NY 1.2 Goldman Sachs Group Inc/The 1.2 28.2
Fidelity SAI Short-Term Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Short-Term Bond Fund
Class Name	Fidelity® SAI Short-Term Bond Fund
Trading Symbol	FZOMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI Short-Term Bond Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Short-Term Bond Fund	$ 11	0.21%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%
Net Assets	$ 4,054,504,044
Holdings Count | shares	544
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$4,054,504,044
Number of Holdings	544
Portfolio Turnover	62%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 37.1 AAA 18.9 AA 0.5 A 19.7 BBB 19.6 BB 1.4 B 0.0 Not Rated 1.9 Short-Term Investments and Net Other Assets (Liabilities) 0.9 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 37.1 AAA - 18.9 AA - 0.5 A - 19.7 BBB - 19.6 BB - 1.4 B - 0.0 Not Rated - 1.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 40.9 U.S. Treasury Obligations 37.0 Asset-Backed Securities 18.0 CMOs and Other Mortgage Related Securities 3.1 U.S. Government Agency - Mortgage Securities 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 40.9 U.S. Treasury Obligations - 37.0 Asset-Backed Securities - 18.0 CMOs and Other Mortgage Related Securities - 3.1 U.S. Government Agency - Mortgage Securities - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 80.2 United Kingdom 4.9 Grand Cayman (UK Overseas Ter) 3.2 Germany 2.9 Canada 2.3 France 1.5 Ireland 1.2 Denmark 0.9 Switzerland 0.6 Others 2.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 80.2 United Kingdom - 4.9 Grand Cayman (UK Overseas Ter) - 3.2 Germany - 2.9 Canada - 2.3 France - 1.5 Ireland - 1.2 Denmark - 0.9 Switzerland - 0.6 Others - 2.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 37.0 Bank of America Corp 1.7 JPMorgan Chase & Co 1.5 Citigroup Inc 1.4 Barclays PLC 1.2 HSBC Holdings PLC 1.2 Wells Fargo & Co 1.1 General Motors Financial Co Inc 1.0 Athene Global Funding 1.0 Deutsche Bank AG/New York NY 0.9 48.0
Fidelity Advisor Investment Grade Bond Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Investment Grade Bond Fund
Class Name	Fidelity Advisor® Investment Grade Bond Fund Class Z
Trading Symbol	FIKQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Investment Grade Bond Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 18	0.36%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
Net Assets	$ 10,614,160,097
Holdings Count | shares	4,134
Investment Company Portfolio Turnover	211.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$10,614,160,097
Number of Holdings	4,134
Portfolio Turnover	211%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 60.2 AAA 9.0 AA 0.6 A 6.4 BBB 17.4 BB 2.9 B 1.1 CCC,CC,C 0.0 Not Rated 4.9 Equities 0.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 60.2 AAA - 9.0 AA - 0.6 A - 6.4 BBB - 17.4 BB - 2.9 B - 1.1 CCC,CC,C - 0.0 Not Rated - 4.9 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (2.5)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 46.8 Corporate Bonds 25.0 U.S. Government Agency - Mortgage Securities 13.4 Asset-Backed Securities 8.9 CMOs and Other Mortgage Related Securities 8.0 Preferred Securities 0.2 Foreign Government and Government Agency Obligations 0.1 Other Investments 0.1 Municipal Securities 0.0 Options 0.0 Bank Loan Obligations 0.0 Common Stocks 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 46.8 Corporate Bonds - 25.0 U.S. Government Agency - Mortgage Securities - 13.4 Asset-Backed Securities - 8.9 CMOs and Other Mortgage Related Securities - 8.0 Preferred Securities - 0.2 Foreign Government and Government Agency Obligations - 0.1 Other Investments - 0.1 Municipal Securities - 0.0 Options - 0.0 Bank Loan Obligations - 0.0 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (2.5)% United States 89.9 Grand Cayman (UK Overseas Ter) 4.7 Germany 0.8 Mexico 0.8 United Kingdom 0.7 Ireland 0.5 France 0.5 Switzerland 0.4 Bailiwick Of Jersey 0.4 Others 1.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.9 Grand Cayman (UK Overseas Ter) - 4.7 Germany - 0.8 Mexico - 0.8 United Kingdom - 0.7 Ireland - 0.5 France - 0.5 Switzerland - 0.4 Bailiwick Of Jersey - 0.4 Others - 1.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 37.5 US Treasury Bonds 9.3 Fannie Mae Mortgage pass-thru certificates 4.3 Ginnie Mae II Pool 3.8 Freddie Mac Gold Pool 3.1 Uniform Mortgage Backed Securities 1.8 Citigroup Inc 1.5 Bank of America Corp 1.2 Charter Communications Operating LLC / Charter Communications Operating Capital 0.9 JPMorgan Chase & Co 0.8 64.2
Fidelity Advisor Short-Term Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Short-Term Bond Fund
Class Name	Fidelity Advisor® Short-Term Bond Fund Class A
Trading Symbol	FBNAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Short-Term Bond Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 2,382,814,908
Holdings Count | shares	466
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$2,382,814,908
Number of Holdings	466
Portfolio Turnover	55%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 37.5 AAA 20.4 AA 0.9 A 18.3 BBB 16.9 BB 1.4 B 0.3 Not Rated 3.6 Short-Term Investments and Net Other Assets (Liabilities) 0.7 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 37.5 AAA - 20.4 AA - 0.9 A - 18.3 BBB - 16.9 BB - 1.4 B - 0.3 Not Rated - 3.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 37.3 Corporate Bonds 36.9 Asset-Backed Securities 18.3 CMOs and Other Mortgage Related Securities 6.3 Other Investments 0.3 U.S. Government Agency - Mortgage Securities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 37.3 Corporate Bonds - 36.9 Asset-Backed Securities - 18.3 CMOs and Other Mortgage Related Securities - 6.3 Other Investments - 0.3 U.S. Government Agency - Mortgage Securities - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 82.5 United Kingdom 3.9 Grand Cayman (UK Overseas Ter) 3.1 Germany 2.9 Canada 2.9 France 1.0 Ireland 0.9 Bailiwick Of Jersey 0.6 Denmark 0.5 Others 1.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 82.5 United Kingdom - 3.9 Grand Cayman (UK Overseas Ter) - 3.1 Germany - 2.9 Canada - 2.9 France - 1.0 Ireland - 0.9 Bailiwick Of Jersey - 0.6 Denmark - 0.5 Others - 1.7
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 37.3 JPMorgan Chase & Co 1.6 Barclays PLC 1.3 Bank of America Corp 1.1 Citigroup Inc 1.1 General Motors Financial Co Inc 0.9 Athene Global Funding 0.8 Deutsche Bank AG/New York NY 0.8 Ford Motor Credit Co LLC 0.8 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 0.8 46.5
Fidelity Advisor Tactical Bond Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Tactical Bond Fund
Class Name	Fidelity Advisor® Tactical Bond Fund Class C
Trading Symbol	FTKCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Tactical Bond Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 85	1.70%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.70%
Net Assets	$ 51,288,699
Holdings Count | shares	95
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$51,288,699
Number of Holdings	95
Portfolio Turnover	33%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 51.5 AAA 1.0 AA 0.3 A 2.9 BBB 12.7 BB 11.2 B 9.5 CCC,CC,C 3.1 D 0.0 Not Rated 5.5 Equities 0.8 Short-Term Investments and Net Other Assets (Liabilities) 1.5 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 51.5 AAA - 1.0 AA - 0.3 A - 2.9 BBB - 12.7 BB - 11.2 B - 9.5 CCC,CC,C - 3.1 D - 0.0 Not Rated - 5.5 Equities - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 51.5 Corporate Bonds 20.2 Bank Loan Obligations 10.7 Asset-Backed Securities 4.8 Foreign Government and Government Agency Obligations 4.6 Preferred Securities 2.9 CMOs and Other Mortgage Related Securities 2.0 Municipal Securities 1.0 Common Stocks 0.4 Alternative Funds 0.4 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 51.5 Corporate Bonds - 20.2 Bank Loan Obligations - 10.7 Asset-Backed Securities - 4.8 Foreign Government and Government Agency Obligations - 4.6 Preferred Securities - 2.9 CMOs and Other Mortgage Related Securities - 2.0 Municipal Securities - 1.0 Common Stocks - 0.4 Alternative Funds - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 United States 82.7 Canada 2.8 United Kingdom 2.5 Germany 1.9 Japan 1.3 Mexico 1.1 Brazil 1.0 Dominican Republic 1.0 Grand Cayman (UK Overseas Ter) 0.9 Others 4.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 82.7 Canada - 2.8 United Kingdom - 2.5 Germany - 1.9 Japan - 1.3 Mexico - 1.1 Brazil - 1.0 Dominican Republic - 1.0 Grand Cayman (UK Overseas Ter) - 0.9 Others - 4.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 37.0 US Treasury Bonds 14.5 Domino's Pizza Master Issuer LLC 1.6 Bank of Nova Scotia/The 1.5 Japan Government 1.3 Petroleos Mexicanos 1.1 Chicago IL Brd Ed 1.0 Dominican Republic 1.0 Planet Fitness Master Issuer LLC 1.0 DPL Inc 0.9 60.9
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Core Plus Bond Fund
Class Name	Fidelity Advisor® Sustainable Core Plus Bond Fund Class C
Trading Symbol	FIAJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Core Plus Bond Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 73	1.47%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.47%
Net Assets	$ 40,617,105
Holdings Count | shares	657
Investment Company Portfolio Turnover	238.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$40,617,105
Number of Holdings	657
Portfolio Turnover	238%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 53.5 AAA 7.6 AA 1.1 A 10.8 BBB 16.5 BB 3.4 B 2.6 CCC,CC,C 1.3 Not Rated 1.9 Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.3 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 53.5 AAA - 7.6 AA - 1.1 A - 10.8 BBB - 16.5 BB - 3.4 B - 2.6 CCC,CC,C - 1.3 Not Rated - 1.9 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 36.3 Corporate Bonds 35.3 U.S. Government Agency - Mortgage Securities 17.2 Asset-Backed Securities 7.8 CMOs and Other Mortgage Related Securities 1.0 Bank Loan Obligations 0.5 Preferred Securities 0.4 Foreign Government and Government Agency Obligations 0.2 Common Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 36.3 Corporate Bonds - 35.3 U.S. Government Agency - Mortgage Securities - 17.2 Asset-Backed Securities - 7.8 CMOs and Other Mortgage Related Securities - 1.0 Bank Loan Obligations - 0.5 Preferred Securities - 0.4 Foreign Government and Government Agency Obligations - 0.2 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 United States 82.5 Grand Cayman (UK Overseas Ter) 4.8 United Kingdom 2.3 Multi-national 1.3 Bailiwick Of Jersey 1.2 Netherlands 1.0 Canada 1.0 France 1.0 Italy 0.8 Others 4.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 82.5 Grand Cayman (UK Overseas Ter) - 4.8 United Kingdom - 2.3 Multi-national - 1.3 Bailiwick Of Jersey - 1.2 Netherlands - 1.0 Canada - 1.0 France - 1.0 Italy - 0.8 Others - 4.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 24.6 US Treasury Bonds 11.7 Fannie Mae Mortgage pass-thru certificates 5.1 Ginnie Mae II Pool 4.4 Uniform Mortgage Backed Securities 4.0 Freddie Mac Gold Pool 2.6 Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC 1.3 Allegro Clo Xv Ltd / Allegro Clo Vx LLC 1.0 AES Corp/The 0.9 Ginnie Mae I Pool 0.8 56.4
Fidelity Advisor Investment Grade Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Investment Grade Bond Fund
Class Name	Fidelity Advisor® Investment Grade Bond Fund Class A
Trading Symbol	FGBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Investment Grade Bond Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 38	0.76%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%
Net Assets	$ 10,614,160,097
Holdings Count | shares	4,134
Investment Company Portfolio Turnover	211.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$10,614,160,097
Number of Holdings	4,134
Portfolio Turnover	211%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 60.2 AAA 9.0 AA 0.6 A 6.4 BBB 17.4 BB 2.9 B 1.1 CCC,CC,C 0.0 Not Rated 4.9 Equities 0.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 60.2 AAA - 9.0 AA - 0.6 A - 6.4 BBB - 17.4 BB - 2.9 B - 1.1 CCC,CC,C - 0.0 Not Rated - 4.9 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (2.5)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 46.8 Corporate Bonds 25.0 U.S. Government Agency - Mortgage Securities 13.4 Asset-Backed Securities 8.9 CMOs and Other Mortgage Related Securities 8.0 Preferred Securities 0.2 Foreign Government and Government Agency Obligations 0.1 Other Investments 0.1 Municipal Securities 0.0 Options 0.0 Bank Loan Obligations 0.0 Common Stocks 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 46.8 Corporate Bonds - 25.0 U.S. Government Agency - Mortgage Securities - 13.4 Asset-Backed Securities - 8.9 CMOs and Other Mortgage Related Securities - 8.0 Preferred Securities - 0.2 Foreign Government and Government Agency Obligations - 0.1 Other Investments - 0.1 Municipal Securities - 0.0 Options - 0.0 Bank Loan Obligations - 0.0 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (2.5)% United States 89.9 Grand Cayman (UK Overseas Ter) 4.7 Germany 0.8 Mexico 0.8 United Kingdom 0.7 Ireland 0.5 France 0.5 Switzerland 0.4 Bailiwick Of Jersey 0.4 Others 1.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.9 Grand Cayman (UK Overseas Ter) - 4.7 Germany - 0.8 Mexico - 0.8 United Kingdom - 0.7 Ireland - 0.5 France - 0.5 Switzerland - 0.4 Bailiwick Of Jersey - 0.4 Others - 1.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 37.5 US Treasury Bonds 9.3 Fannie Mae Mortgage pass-thru certificates 4.3 Ginnie Mae II Pool 3.8 Freddie Mac Gold Pool 3.1 Uniform Mortgage Backed Securities 1.8 Citigroup Inc 1.5 Bank of America Corp 1.2 Charter Communications Operating LLC / Charter Communications Operating Capital 0.9 JPMorgan Chase & Co 0.8 64.2
Fidelity Advisor Corporate Bond Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Corporate Bond Fund
Class Name	Fidelity Advisor® Corporate Bond Fund Class Z
Trading Symbol	FIKOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Corporate Bond Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 18	0.36%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
Net Assets	$ 2,024,708,254
Holdings Count | shares	629
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$2,024,708,254
Number of Holdings	629
Portfolio Turnover	37%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 6.6 AAA 0.1 AA 0.0 A 23.4 BBB 60.6 BB 5.5 B 1.3 Not Rated 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.5 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 6.6 AAA - 0.1 AA - 0.0 A - 23.4 BBB - 60.6 BB - 5.5 B - 1.3 Not Rated - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 89.8 U.S. Treasury Obligations 6.6 Asset-Backed Securities 0.6 Preferred Securities 0.3 Foreign Government and Government Agency Obligations 0.1 Other Investments 0.1 Municipal Securities 0.0 CMOs and Other Mortgage Related Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.5 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 89.8 U.S. Treasury Obligations - 6.6 Asset-Backed Securities - 0.6 Preferred Securities - 0.3 Foreign Government and Government Agency Obligations - 0.1 Other Investments - 0.1 Municipal Securities - 0.0 CMOs and Other Mortgage Related Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.5 United States 79.9 United Kingdom 3.6 Canada 3.3 Ireland 3.2 Germany 2.0 France 1.3 Netherlands 1.1 Switzerland 1.1 Spain 0.9 Others 3.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 79.9 United Kingdom - 3.6 Canada - 3.3 Ireland - 3.2 Germany - 2.0 France - 1.3 Netherlands - 1.1 Switzerland - 1.1 Spain - 0.9 Others - 3.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Bonds 6.6 JPMorgan Chase & Co 2.6 Bank of America Corp 2.4 Morgan Stanley 2.2 Wells Fargo & Co 1.7 Boeing Co 1.7 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.3 Duke Energy Corp 1.2 PNC Financial Services Group Inc/The 1.1 UBS Group AG 1.1 21.9
Fidelity Advisor Tactical Bond Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Tactical Bond Fund
Class Name	Fidelity Advisor® Tactical Bond Fund Class Z
Trading Symbol	FBAPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Tactical Bond Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 30	0.61%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.61%
Net Assets	$ 51,288,699
Holdings Count | shares	95
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$51,288,699
Number of Holdings	95
Portfolio Turnover	33%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 51.5 AAA 1.0 AA 0.3 A 2.9 BBB 12.7 BB 11.2 B 9.5 CCC,CC,C 3.1 D 0.0 Not Rated 5.5 Equities 0.8 Short-Term Investments and Net Other Assets (Liabilities) 1.5 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 51.5 AAA - 1.0 AA - 0.3 A - 2.9 BBB - 12.7 BB - 11.2 B - 9.5 CCC,CC,C - 3.1 D - 0.0 Not Rated - 5.5 Equities - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 51.5 Corporate Bonds 20.2 Bank Loan Obligations 10.7 Asset-Backed Securities 4.8 Foreign Government and Government Agency Obligations 4.6 Preferred Securities 2.9 CMOs and Other Mortgage Related Securities 2.0 Municipal Securities 1.0 Common Stocks 0.4 Alternative Funds 0.4 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 51.5 Corporate Bonds - 20.2 Bank Loan Obligations - 10.7 Asset-Backed Securities - 4.8 Foreign Government and Government Agency Obligations - 4.6 Preferred Securities - 2.9 CMOs and Other Mortgage Related Securities - 2.0 Municipal Securities - 1.0 Common Stocks - 0.4 Alternative Funds - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 United States 82.7 Canada 2.8 United Kingdom 2.5 Germany 1.9 Japan 1.3 Mexico 1.1 Brazil 1.0 Dominican Republic 1.0 Grand Cayman (UK Overseas Ter) 0.9 Others 4.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 82.7 Canada - 2.8 United Kingdom - 2.5 Germany - 1.9 Japan - 1.3 Mexico - 1.1 Brazil - 1.0 Dominican Republic - 1.0 Grand Cayman (UK Overseas Ter) - 0.9 Others - 4.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 37.0 US Treasury Bonds 14.5 Domino's Pizza Master Issuer LLC 1.6 Bank of Nova Scotia/The 1.5 Japan Government 1.3 Petroleos Mexicanos 1.1 Chicago IL Brd Ed 1.0 Dominican Republic 1.0 Planet Fitness Master Issuer LLC 1.0 DPL Inc 0.9 60.9
Fidelity Advisor Sustainable Low Duration Bond Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Low Duration Bond Fund
Class Name	Fidelity Advisor® Sustainable Low Duration Bond Fund Class Z
Trading Symbol	FAPEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Low Duration Bond Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
Net Assets	$ 35,780,314
Holdings Count | shares	279
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$35,780,314
Number of Holdings	279
Portfolio Turnover	60%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 32.5 AAA 11.8 AA 2.9 A 23.3 BBB 23.8 BB 0.5 Not Rated 0.8 Short-Term Investments and Net Other Assets (Liabilities) 4.4 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 32.5 AAA - 11.8 AA - 2.9 A - 23.3 BBB - 23.8 BB - 0.5 Not Rated - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 4.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 50.3 U.S. Treasury Obligations 32.5 Asset-Backed Securities 11.8 Other Investments 0.7 CMOs and Other Mortgage Related Securities 0.3 Short-Term Investments and Net Other Assets (Liabilities) 4.4 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 50.3 U.S. Treasury Obligations - 32.5 Asset-Backed Securities - 11.8 Other Investments - 0.7 CMOs and Other Mortgage Related Securities - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 4.4 United States 89.2 Canada 4.0 United Kingdom 2.8 Ireland 1.3 Netherlands 0.7 China 0.7 Italy 0.6 Germany 0.4 Australia 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.2 Canada - 4.0 United Kingdom - 2.8 Ireland - 1.3 Netherlands - 0.7 China - 0.7 Italy - 0.6 Germany - 0.4 Australia - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Bill 28.0 US Treasury Notes 4.5 Bank of America Corp 2.1 Wells Fargo & Co 1.6 Morgan Stanley 1.6 Truist Financial Corp 1.5 Goldman Sachs Group Inc/The 1.5 JPMorgan Chase & Co 1.3 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.3 HSBC Holdings PLC 1.1 44.5
Fidelity Advisor Sustainable Low Duration Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Low Duration Bond Fund
Class Name	Fidelity Advisor® Sustainable Low Duration Bond Fund Class A
Trading Symbol	FAMZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Low Duration Bond Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 35,780,314
Holdings Count | shares	279
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$35,780,314
Number of Holdings	279
Portfolio Turnover	60%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 32.5 AAA 11.8 AA 2.9 A 23.3 BBB 23.8 BB 0.5 Not Rated 0.8 Short-Term Investments and Net Other Assets (Liabilities) 4.4 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 32.5 AAA - 11.8 AA - 2.9 A - 23.3 BBB - 23.8 BB - 0.5 Not Rated - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 4.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 50.3 U.S. Treasury Obligations 32.5 Asset-Backed Securities 11.8 Other Investments 0.7 CMOs and Other Mortgage Related Securities 0.3 Short-Term Investments and Net Other Assets (Liabilities) 4.4 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 50.3 U.S. Treasury Obligations - 32.5 Asset-Backed Securities - 11.8 Other Investments - 0.7 CMOs and Other Mortgage Related Securities - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 4.4 United States 89.2 Canada 4.0 United Kingdom 2.8 Ireland 1.3 Netherlands 0.7 China 0.7 Italy 0.6 Germany 0.4 Australia 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.2 Canada - 4.0 United Kingdom - 2.8 Ireland - 1.3 Netherlands - 0.7 China - 0.7 Italy - 0.6 Germany - 0.4 Australia - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Bill 28.0 US Treasury Notes 4.5 Bank of America Corp 2.1 Wells Fargo & Co 1.6 Morgan Stanley 1.6 Truist Financial Corp 1.5 Goldman Sachs Group Inc/The 1.5 JPMorgan Chase & Co 1.3 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.3 HSBC Holdings PLC 1.1 44.5
Fidelity Advisor Short-Term Bond Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Short-Term Bond Fund
Class Name	Fidelity Advisor® Short-Term Bond Fund Class C
Trading Symbol	FANCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Short-Term Bond Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 68	1.37%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.37%
Net Assets	$ 2,382,814,908
Holdings Count | shares	466
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$2,382,814,908
Number of Holdings	466
Portfolio Turnover	55%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 37.5 AAA 20.4 AA 0.9 A 18.3 BBB 16.9 BB 1.4 B 0.3 Not Rated 3.6 Short-Term Investments and Net Other Assets (Liabilities) 0.7 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 37.5 AAA - 20.4 AA - 0.9 A - 18.3 BBB - 16.9 BB - 1.4 B - 0.3 Not Rated - 3.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 37.3 Corporate Bonds 36.9 Asset-Backed Securities 18.3 CMOs and Other Mortgage Related Securities 6.3 Other Investments 0.3 U.S. Government Agency - Mortgage Securities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 37.3 Corporate Bonds - 36.9 Asset-Backed Securities - 18.3 CMOs and Other Mortgage Related Securities - 6.3 Other Investments - 0.3 U.S. Government Agency - Mortgage Securities - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 82.5 United Kingdom 3.9 Grand Cayman (UK Overseas Ter) 3.1 Germany 2.9 Canada 2.9 France 1.0 Ireland 0.9 Bailiwick Of Jersey 0.6 Denmark 0.5 Others 1.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 82.5 United Kingdom - 3.9 Grand Cayman (UK Overseas Ter) - 3.1 Germany - 2.9 Canada - 2.9 France - 1.0 Ireland - 0.9 Bailiwick Of Jersey - 0.6 Denmark - 0.5 Others - 1.7
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 37.3 JPMorgan Chase & Co 1.6 Barclays PLC 1.3 Bank of America Corp 1.1 Citigroup Inc 1.1 General Motors Financial Co Inc 0.9 Athene Global Funding 0.8 Deutsche Bank AG/New York NY 0.8 Ford Motor Credit Co LLC 0.8 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 0.8 46.5
Fidelity Sustainability Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainability Bond Index Fund
Class Name	Fidelity® Sustainability Bond Index Fund
Trading Symbol	FNDSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainability Bond Index Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainability Bond Index Fund	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 518,458,814
Holdings Count | shares	2,817
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$518,458,814
Number of Holdings	2,817
Portfolio Turnover	80%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 69.5 AAA 3.1 AA 1.9 A 14.4 BBB 11.3 BB 0.6 Not Rated 0.4 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 69.5 AAA - 3.1 AA - 1.9 A - 14.4 BBB - 11.3 BB - 0.6 Not Rated - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - (1.2)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 44.7 Corporate Bonds 28.2 U.S. Government Agency - Mortgage Securities 24.5 Foreign Government and Government Agency Obligations 2.1 CMOs and Other Mortgage Related Securities 1.0 Asset-Backed Securities 0.3 U.S. Government Agency Obligations 0.3 Other Investments 0.1 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 44.7 Corporate Bonds - 28.2 U.S. Government Agency - Mortgage Securities - 24.5 Foreign Government and Government Agency Obligations - 2.1 CMOs and Other Mortgage Related Securities - 1.0 Asset-Backed Securities - 0.3 U.S. Government Agency Obligations - 0.3 Other Investments - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - (1.2)% United States 91.9 United Kingdom 1.5 Multi-national 1.2 Japan 1.1 Canada 1.1 Mexico 0.4 Germany 0.3 Israel 0.2 Spain 0.2 Others 2.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.9 United Kingdom - 1.5 Multi-national - 1.2 Japan - 1.1 Canada - 1.1 Mexico - 0.4 Germany - 0.3 Israel - 0.2 Spain - 0.2 Others - 2.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 35.2 US Treasury Bonds 9.5 Fannie Mae Mortgage pass-thru certificates 9.2 Freddie Mac Gold Pool 7.8 Ginnie Mae II Pool 4.6 Uniform Mortgage Backed Securities 1.7 Ginnie Mae I Pool 1.1 JPMorgan Chase & Co 0.9 Bank of America Corp 0.7 Wells Fargo & Co 0.7 71.4
Fidelity Short-Term Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Short-Term Bond Index Fund
Class Name	Fidelity® Short-Term Bond Index Fund
Trading Symbol	FNSOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Short-Term Bond Index Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Short-Term Bond Index Fund	$ 2	0.03%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%
Net Assets	$ 3,182,699,911
Holdings Count | shares	1,383
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$3,182,699,911
Number of Holdings	1,383
Portfolio Turnover	60%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 68.6 AAA 1.8 AA 3.3 A 13.6 BBB 11.8 BB 0.4 Short-Term Investments and Net Other Assets (Liabilities) 0.5 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 68.6 AAA - 1.8 AA - 3.3 A - 13.6 BBB - 11.8 BB - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 68.0 Corporate Bonds 29.5 Foreign Government and Government Agency Obligations 1.0 U.S. Government Agency Obligations 0.6 Other Investments 0.4 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 68.0 Corporate Bonds - 29.5 Foreign Government and Government Agency Obligations - 1.0 U.S. Government Agency Obligations - 0.6 Other Investments - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 92.2 Canada 1.7 United Kingdom 1.6 Japan 1.1 Multi-national 0.9 Germany 0.4 Australia 0.3 Spain 0.3 Korea (South) 0.3 Others 1.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.2 Canada - 1.7 United Kingdom - 1.6 Japan - 1.1 Multi-national - 0.9 Germany - 0.4 Australia - 0.3 Spain - 0.3 Korea (South) - 0.3 Others - 1.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 68.0 JPMorgan Chase & Co 0.9 Wells Fargo & Co 0.7 Bank of America Corp 0.7 Goldman Sachs Group Inc/The 0.7 Morgan Stanley 0.7 Federal Home Loan Bank 0.6 HSBC Holdings PLC 0.6 Citigroup Inc 0.5 General Motors Financial Co Inc 0.4 73.8
Fidelity Advisor Short-Term Bond Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Short-Term Bond Fund
Class Name	Fidelity Advisor® Short-Term Bond Fund Class Z
Trading Symbol	FIKTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Short-Term Bond Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 2,382,814,908
Holdings Count | shares	466
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$2,382,814,908
Number of Holdings	466
Portfolio Turnover	55%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 37.5 AAA 20.4 AA 0.9 A 18.3 BBB 16.9 BB 1.4 B 0.3 Not Rated 3.6 Short-Term Investments and Net Other Assets (Liabilities) 0.7 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 37.5 AAA - 20.4 AA - 0.9 A - 18.3 BBB - 16.9 BB - 1.4 B - 0.3 Not Rated - 3.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 37.3 Corporate Bonds 36.9 Asset-Backed Securities 18.3 CMOs and Other Mortgage Related Securities 6.3 Other Investments 0.3 U.S. Government Agency - Mortgage Securities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 37.3 Corporate Bonds - 36.9 Asset-Backed Securities - 18.3 CMOs and Other Mortgage Related Securities - 6.3 Other Investments - 0.3 U.S. Government Agency - Mortgage Securities - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 82.5 United Kingdom 3.9 Grand Cayman (UK Overseas Ter) 3.1 Germany 2.9 Canada 2.9 France 1.0 Ireland 0.9 Bailiwick Of Jersey 0.6 Denmark 0.5 Others 1.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 82.5 United Kingdom - 3.9 Grand Cayman (UK Overseas Ter) - 3.1 Germany - 2.9 Canada - 2.9 France - 1.0 Ireland - 0.9 Bailiwick Of Jersey - 0.6 Denmark - 0.5 Others - 1.7
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 37.3 JPMorgan Chase & Co 1.6 Barclays PLC 1.3 Bank of America Corp 1.1 Citigroup Inc 1.1 General Motors Financial Co Inc 0.9 Athene Global Funding 0.8 Deutsche Bank AG/New York NY 0.8 Ford Motor Credit Co LLC 0.8 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 0.8 46.5
Fidelity Investment Grade Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Investment Grade Bond Fund
Class Name	Fidelity® Investment Grade Bond Fund
Trading Symbol	FBNDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Investment Grade Bond Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Investment Grade Bond Fund	$ 23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 10,614,160,097
Holdings Count | shares	4,134
Investment Company Portfolio Turnover	211.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$10,614,160,097
Number of Holdings	4,134
Portfolio Turnover	211%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 60.2 AAA 9.0 AA 0.6 A 6.4 BBB 17.4 BB 2.9 B 1.1 CCC,CC,C 0.0 Not Rated 4.9 Equities 0.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 60.2 AAA - 9.0 AA - 0.6 A - 6.4 BBB - 17.4 BB - 2.9 B - 1.1 CCC,CC,C - 0.0 Not Rated - 4.9 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (2.5)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 46.8 Corporate Bonds 25.0 U.S. Government Agency - Mortgage Securities 13.4 Asset-Backed Securities 8.9 CMOs and Other Mortgage Related Securities 8.0 Preferred Securities 0.2 Foreign Government and Government Agency Obligations 0.1 Other Investments 0.1 Municipal Securities 0.0 Options 0.0 Bank Loan Obligations 0.0 Common Stocks 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 46.8 Corporate Bonds - 25.0 U.S. Government Agency - Mortgage Securities - 13.4 Asset-Backed Securities - 8.9 CMOs and Other Mortgage Related Securities - 8.0 Preferred Securities - 0.2 Foreign Government and Government Agency Obligations - 0.1 Other Investments - 0.1 Municipal Securities - 0.0 Options - 0.0 Bank Loan Obligations - 0.0 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (2.5)% United States 89.9 Grand Cayman (UK Overseas Ter) 4.7 Germany 0.8 Mexico 0.8 United Kingdom 0.7 Ireland 0.5 France 0.5 Switzerland 0.4 Bailiwick Of Jersey 0.4 Others 1.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.9 Grand Cayman (UK Overseas Ter) - 4.7 Germany - 0.8 Mexico - 0.8 United Kingdom - 0.7 Ireland - 0.5 France - 0.5 Switzerland - 0.4 Bailiwick Of Jersey - 0.4 Others - 1.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 37.5 US Treasury Bonds 9.3 Fannie Mae Mortgage pass-thru certificates 4.3 Ginnie Mae II Pool 3.8 Freddie Mac Gold Pool 3.1 Uniform Mortgage Backed Securities 1.8 Citigroup Inc 1.5 Bank of America Corp 1.2 Charter Communications Operating LLC / Charter Communications Operating Capital 0.9 JPMorgan Chase & Co 0.8 64.2
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Core Plus Bond Fund
Class Name	Fidelity Advisor® Sustainable Core Plus Bond Fund Class I
Trading Symbol	FIALX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Core Plus Bond Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 22	0.45%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%
Net Assets	$ 40,617,105
Holdings Count | shares	657
Investment Company Portfolio Turnover	238.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$40,617,105
Number of Holdings	657
Portfolio Turnover	238%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 53.5 AAA 7.6 AA 1.1 A 10.8 BBB 16.5 BB 3.4 B 2.6 CCC,CC,C 1.3 Not Rated 1.9 Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.3 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 53.5 AAA - 7.6 AA - 1.1 A - 10.8 BBB - 16.5 BB - 3.4 B - 2.6 CCC,CC,C - 1.3 Not Rated - 1.9 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 36.3 Corporate Bonds 35.3 U.S. Government Agency - Mortgage Securities 17.2 Asset-Backed Securities 7.8 CMOs and Other Mortgage Related Securities 1.0 Bank Loan Obligations 0.5 Preferred Securities 0.4 Foreign Government and Government Agency Obligations 0.2 Common Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 36.3 Corporate Bonds - 35.3 U.S. Government Agency - Mortgage Securities - 17.2 Asset-Backed Securities - 7.8 CMOs and Other Mortgage Related Securities - 1.0 Bank Loan Obligations - 0.5 Preferred Securities - 0.4 Foreign Government and Government Agency Obligations - 0.2 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 United States 82.5 Grand Cayman (UK Overseas Ter) 4.8 United Kingdom 2.3 Multi-national 1.3 Bailiwick Of Jersey 1.2 Netherlands 1.0 Canada 1.0 France 1.0 Italy 0.8 Others 4.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 82.5 Grand Cayman (UK Overseas Ter) - 4.8 United Kingdom - 2.3 Multi-national - 1.3 Bailiwick Of Jersey - 1.2 Netherlands - 1.0 Canada - 1.0 France - 1.0 Italy - 0.8 Others - 4.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 24.6 US Treasury Bonds 11.7 Fannie Mae Mortgage pass-thru certificates 5.1 Ginnie Mae II Pool 4.4 Uniform Mortgage Backed Securities 4.0 Freddie Mac Gold Pool 2.6 Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC 1.3 Allegro Clo Xv Ltd / Allegro Clo Vx LLC 1.0 AES Corp/The 0.9 Ginnie Mae I Pool 0.8 56.4